UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds,
              Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch Small Cap Index Fund

Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------
Beneficial Interest                      Mutual Funds                                                             Value
---------------------------------------------------------------------------------------------------------------------------
$ 75,370,680                             Master Small Cap Index Series                                        $ 118,306,192
---------------------------------------------------------------------------------------------------------------------------
                                         Total Mutual Funds (Cost - $98,797,095) - 100.1%                       118,306,192
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $98,797,095) - 100.1%                                                                 118,306,192

Liabilities in Excess of Other Assets - (0.1%)                                                                      (83,191)
                                                                                                              -------------
Net Assets - 100.0%                                                                                           $ 118,223,001
                                                                                                              =============

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                 3,400         24/7 Real Media, Inc. (d)                                  $       11,050
                                           10,235         Advo, Inc.                                                        383,300
                                           14,800         aQuantive, Inc. (d)                                               163,836
                                           15,600         Catalina Marketing Corp.                                          404,040
                                              800         Greenfield Online, Inc. (d)                                        15,720
                                            7,133         RH Donnelley Corp. (d)                                            414,356
                                           16,400         Valassis Communications, Inc. (d)                                 573,344
                                           25,800         Valueclick, Inc. (d)                                              273,738
                                            6,800         Ventiv Health, Inc. (d)                                           156,400
                                                                                                                     --------------
                                                                                                                          2,395,784
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                            6,434         Curtiss-Wright Corp.                                              366,738
                                            2,200         Ducommun, Inc. (d)                                                 44,000
                                            6,426         Heico Corp.                                                       129,163
                                            1,700         MTC Technologies, Inc. (d)                                         55,250
                                            8,809         Moog, Inc. Class A (d)                                            398,167
                                           16,035         Orbital Sciences Corp. (d)                                        155,219
                                           10,934         Teledyne Technologies, Inc. (d)                                   342,234
                                            3,900         United Industrial Corp.                                           115,518
                                                                                                                     --------------
                                                                                                                          1,606,289
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.1%       1,200         Alico, Inc.                                                        63,240
                                           12,978         Delta & Pine Land Co.                                             350,406
                                                                                                                     --------------
                                                                                                                            413,646
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                       12,168         AAR Corp. (d)                                                     165,484
                                           25,820         Airtran Holdings, Inc. (d)                                        233,671
                                            8,399         Alaska Air Group, Inc. (d)                                        247,266
                                           11,200         America West Holdings Corp. Class B (b)(d)                         60,816
                                            7,200         Aviall, Inc. (d)                                                  201,600
                                           20,600         Continental Airlines, Inc. Class B (b)(d)                         248,024
                                           36,300         Delta Air Lines, Inc. (b)(d)                                      147,015
                                           10,495         EGL, Inc. (d)                                                     239,286
                                            9,600         ExpressJet Holdings, Inc. (d)                                     109,536
                                            3,923         FLYi, Inc. (b)(d)                                                   4,982
                                           12,055         Frontier Airlines, Inc. (d)                                       126,336
                                           10,556         Mesa Air Group, Inc. (b)(d)                                        73,892
                                           22,400         Northwest Airlines Corp. (b)(d)                                   149,856
                                            7,185         Offshore Logistics, Inc. (d)                                      239,404
                                            4,400         Pinnacle Airlines Corp. (d)                                        46,728
                                           20,200         Skywest, Inc.                                                     375,518
                                                                                                                     --------------
                                                                                                                          2,669,414
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                             9,600         Aleris International, Inc. (d)                                    239,520
                                            5,902         Century Aluminum Co. (d)                                          178,595
                                                                                                                     --------------
                                                                                                                            418,115
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%             1,843         Aftermarket Technology Corp. (d)                                   30,409
                                            5,000         Keystone Automotive Industries, Inc. (d)                          115,800
                                            3,200         Sports Resorts International, Inc. (d)                              8,064
                                            3,300         Standard Motor Products, Inc.                                      38,610
                                            6,899         Superior Industries International (b)                             182,203
                                            6,600         TBC Corp. (d)                                                     183,876
                                                                                                                     --------------
                                                                                                                            558,962
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%      21,800         ArvinMeritor, Inc.                                                337,246
                                           12,278         Collins & Aikman Corp. (d)                                         15,102
                                           14,500         Hayes Lemmerz International, Inc. (d)                              75,400
                                            3,300         Noble International Ltd.                                           74,778
                                            2,273         Sauer-Danfoss, Inc.                                                51,438
                                            3,787         Stoneridge, Inc. (d)                                               46,239
                                              800         Strattec Security Corp. (d)                                        42,864
                                           13,400         Tenneco Automotive, Inc. (d)                                      166,964
                                           37,500         Visteon Corp.                                                     214,125
                                                                                                                     --------------
                                                                                                                          1,024,156
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.1%                  1,550         Commercial Vehicle Group, Inc. (d)                         $       31,000
                                            7,994         Modine Manufacturing Co.                                          234,464
                                            9,445         Wabash National Corp.                                             230,458
                                                                                                                     --------------
                                                                                                                            495,922
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                   500         Signature Bank (d)                                                 13,255
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.3%         3,640         1st Source Corp.                                                   77,641
                                            3,600         ABC Bancorp                                                        60,804
                                            3,621         Alabama National Bancorporation                                   224,103
                                            8,318         Amcore Financial, Inc.                                            234,983
                                            4,950         AmericanWest Bancorp (d)                                           95,386
                                            2,626         Arrow Financial Corp.                                              71,506
                                            1,200         BancTrust Financial Group, Inc.                                    24,024
                                              945         Bancfirst Corp.                                                    65,224
                                            4,715         The Bancorp Inc. (d)                                               66,010
                                           23,600         Bancorpsouth, Inc.                                                487,104
                                            4,086         Bank of Granite Corp.                                              75,550
                                            3,000         Bank of the Ozarks, Inc.                                           95,250
                                            3,113         Banner Corp.                                                       83,958
                                            7,393         Boston Private Financial Holdings, Inc.                           175,584
                                            2,200         Bryn Mawr Bank Corp.                                               44,924
                                           13,960         CVB Financial Corp.                                               253,234
                                            1,600         Camden National Corp.                                              56,560
                                            2,577         Capital City Bank Group, Inc.                                     104,394
                                            1,500         Capital Corp. of the West                                          69,720
                                              600         Capital Crossing Bank (d)                                          19,740
                                            2,300         Capitol Bancorp Ltd.                                               69,575
                                            5,500         Cascade Bancorp                                                   106,205
                                           14,444         Cathay General Bancorp                                            454,986
                                            3,200         Center Financial Corp.                                             56,416
                                            3,482         Central Coast Bancorp (d)                                          58,393
                                            9,848         Central Pacific Financial Corp.                                   331,385
                                            2,200         Century Bancorp, Inc. Class A                                      63,074
                                            7,648         Chemical Financial Corp.                                          248,598
                                           13,982         Chittenden Corp.                                                  364,511
                                           13,500         Citizens Banking Corp.                                            396,360
                                            2,299         City Bank                                                          73,545
                                            6,293         City Holding Co.                                                  185,864
                                            1,800         Clifton Savings Bancorp, Inc.                                      20,160
                                            3,926         CoBiz, Inc.                                                        76,086
                                            1,800         Columbia Bancorp                                                   57,348
                                            6,341         Columbia Banking System, Inc.                                     150,599
                                            8,300         Community Bank System, Inc.                                       190,153
                                            3,177         Community Banks, Inc.                                              79,393
                                            3,623         Community Trust Bancorp, Inc.                                     104,379
                                            4,752         Corus Bankshares, Inc.                                            226,623
                                           15,596         East-West Bancorp, Inc.                                           575,804
                                            1,400         EuroBancshares, Inc. (d)                                           23,674
                                            1,900         FNB Corporation                                                    48,982
                                            1,885         Farmers Capital Bank Corp.                                         62,997
                                            1,700         Financial Institutions, Inc.                                       33,677
                                           11,400         First BanCorp.                                                    481,650
                                            3,036         First Bancorp.                                                     68,735
                                            4,014         First Busey Corp.                                                  77,671
                                            9,523         First Charter Corp.                                               215,125
                                            1,847         First Citizens BancShares, Inc. Class A                           270,364
                                           21,240         First Commonwealth Financial Corp.                                290,988
                                            4,400         First Community Bancorp, Inc.                                     194,920
                                            2,894         First Community Bancshares, Inc.                                   81,235
                                           10,087         First Financial Bancorp                                           184,088
                                            4,165         First Financial Bankshares, Inc.                                  185,884

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,344         First Financial Corp.                                      $      128,365
                                            5,546         First Merchants Corp.                                             143,641
                                           15,600         First Midwest Bancorp, Inc.                                       506,688
                                            1,150         First Oak Brook Bancshares, Inc.                                   33,684
                                              600         The First of Long Island Corp.                                     25,194
                                            6,800         First State Bancorporation                                        115,430
                                            5,400         Franklin Bank Corp. (d)                                            93,150
                                            4,741         Frontier Financial Corp.                                          179,684
                                            1,000         GB&T Bancshares, Inc.                                              21,660
                                            2,035         German American Bancorp                                            31,543
                                            7,075         Glacier Bancorp, Inc.                                             215,788
                                           12,422         Gold Banc Corp., Inc.                                             174,281
                                           16,000         Greater Bay Bancorp                                               390,560
                                            8,454         Hancock Holding Co.                                               274,755
                                            8,304         Hanmi Financial Corp.                                             137,431
                                            8,360         Harleysville National Corp.                                       177,650
                                            3,000         Heartland Financial USA, Inc.                                      59,580
                                            4,845         Independent Bank Corp. - Maine                                    140,505
                                            7,081         Independent Bank Corp. - Michigan                                 203,720
                                            4,974         Integra Bank Corp.                                                110,124
                                            5,100         Interchange Financial Services Corp.                               87,975
                                            5,448         Irwin Financial Corp.                                             125,413
                                            3,998         Lakeland Bancorp, Inc.                                             62,249
                                            1,700         Lakeland Financial Corp.                                           65,365
                                            5,950         MB Financial, Inc.                                                227,885
                                            3,477         MBT Financial Corp.                                                65,611
                                            2,677         Macatawa Bank Corp.                                                89,880
                                            4,256         Main Street Banks, Inc.                                           112,699
                                            2,966         MainSource Financial Group, Inc.                                   65,193
                                            2,380         Mercantile Bank Corp.                                              97,294
                                                1         Mercantile Bankshares Corp.                                            51
                                            7,750         Mid-State Bancshares                                              206,150
                                            3,580         Midwest Banc Holdings, Inc.                                        71,278
                                            2,129         NBC Capital Corp.                                                  51,479
                                           10,013         NBT Bancorp, Inc.                                                 224,391
                                            7,300         Nara Bancorp, Inc.                                                102,565
                                            9,162         National Penn Bancshares, Inc.                                    225,110
                                            1,031         Oak Hill Financial, Inc.                                           34,703
                                           22,295         Old National Bancorp                                              452,589
                                            4,176         Old Second Bancorp, Inc.                                          126,011
                                            2,541         Omega Financial Corp.                                              75,684
                                            6,218         Oriental Financial Group                                          145,626
                                           15,062         Pacific Capital Bancorp                                           448,546
                                            4,415         Park National Corp.                                               496,688
                                            2,198         Peapack Gladstone Financial Corp.                                  59,346
                                            1,761         Pennrock Financial Services Corp.                                  61,494
                                            4,510         Peoples Bancorp, Inc.                                             121,319
                                            2,432         Peoples Holding Co.                                                75,635
                                            6,300         Piper Jaffray Cos. (d)                                            230,517
                                            1,050         Placer Sierra Bancshares                                           24,119
                                            6,296         PrivateBancorp, Inc.                                              197,757
                                            5,200         Prosperity Bancshares, Inc.                                       137,748
                                           11,224         Provident Bankshares Corp.                                        369,943
                                            9,711         R-G Financial Corp. Class B                                       302,692
                                           23,309         Republic Bancorp, Inc.                                            315,604
                                            2,608         Republic Bancorp, Inc. Class A                                     57,941
                                            5,501         Riggs National Corp. (d)                                          105,014
                                            1,344         Royal Bancshares of Pennsylvania Class A                           30,522
                                            7,863         S&T Bancorp, Inc.                                                 278,350
                                            2,446         SCBT Financial Corp.                                               73,453

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            2,800         SY Bancorp, Inc.                                           $       61,600
                                            4,814         Sandy Spring Bancorp, Inc.                                        155,588
                                            1,603         Santander BanCorp                                                  42,207
                                            3,558         Seacoast Banking Corp. of Florida                                  70,021
                                              700         Security Bank Corp.                                                28,833
                                           11,000         Silicon Valley Bancshares (d)                                     484,660
                                            4,400         Simmons First National Corp. Class A                              109,208
                                              900         Smithtown Bancorp, Inc.                                            25,164
                                            2,000         Southern Community Financial Corp.                                 18,800
                                            2,976         Southside Bancshares, Inc.                                         62,014
                                            4,800         Southwest Bancorp, Inc.                                            88,560
                                           20,104         Southwest Bancorp of Texas, Inc.                                  368,908
                                            2,168         State Bancorp, Inc.                                                56,390
                                            1,800         State Financial Services Corp. Class A                             66,510
                                           15,176         Sterling Bancshares, Inc.                                         215,499
                                            6,962         Sterling Financial Corp.                                          181,151
                                            3,400         Suffolk Bancorp                                                   112,302
                                            3,388         Sun Bancorp, Inc. (d)                                              77,534
                                           13,016         Susquehanna Bancshares, Inc.                                      317,330
                                              200         Taylor Capital Group, Inc.                                          6,530
                                            8,261         Texas Capital Bancshares, Inc. (d)                                173,481
                                           13,976         Texas Regional Bancshares, Inc. Class A                           420,817
                                            2,782         Tompkins Trustco, Inc.                                            118,374
                                            3,400         Trico Bancshares                                                   71,230
                                           24,661         TrustCo Bank Corp                                                 283,355
                                           14,327         Trustmark Corp.                                                   415,483
                                            4,976         UMB Financial Corp.                                               283,234
                                            3,530         USB Holding Co., Inc.                                              78,331
                                           15,250         Umpqua Holdings Corp.                                             356,088
                                            2,400         Union Bankshares Corp.                                             76,848
                                           12,800         United Bankshares, Inc.                                           424,192
                                            8,700         United Community Banks, Inc.                                      206,451
                                            1,900         Univest Corp. of Pennsylvania                                      75,639
                                            7,219         Unizan Financial Corp.                                            187,694
                                            3,450         Virginia Commerce Bancorp (b)(d)                                   93,288
                                            2,200         Virginia Financial Group, Inc.                                     72,369
                                            4,200         Washington Trust Bancorp, Inc.                                    115,416
                                            6,263         WesBanco, Inc.                                                    172,295
                                            3,990         West Bancorporation, Inc.                                          67,990
                                            4,700         West Coast Bancorp                                                111,860
                                           10,583         Westamerica Bancorporation                                        547,882
                                            1,920         Western Sierra Bancorp (d)                                         65,530
                                            6,000         Wilshire Bancorp, Inc.                                             78,240
                                            6,700         Wintrust Financial Corp.                                          315,503
                                            3,700         Yardville National Bancorp                                        120,694
                                                                                                                     --------------
                                                                                                                         25,241,561
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%         2,500         Boston Beer Co., Inc. Class A (d)                                  54,750
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                  987         Coca-Cola Bottling Co.                                             51,630
                                            1,710         Farmer Bros Co.                                                    40,955
                                            2,600         Hansen Natural Corp. (d)                                          155,662
                                            2,290         National Beverage Corp. (d)                                        18,664
                                            3,600         Peet's Coffee & Tea, Inc. (d)                                      88,740
                                                                                                                     --------------
                                                                                                                            355,651
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                   26,100         Abgenix, Inc. (d)                                                 182,700
Production - 2.0%                           8,285         Accelrys, Inc. (d)                                                 49,130
                                            5,600         Aksys Ltd. (b)(d)                                                  17,752
                                            9,687         Albany Molecular Research, Inc. (d)                                99,582
                                            8,380         Alexion Pharmaceuticals, Inc. (d)                                 181,552
                                            9,913         Antigenics, Inc. (b)(d)                                            66,417
                                           22,300         Applera Corp. - Celera Genomics Group (d)                         228,575

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           17,519         Ariad Pharmaceuticals, Inc. (d)                            $       98,106
                                            5,800         Array Biopharma, Inc. (d)                                          40,658
                                            6,620         Arthrocare Corp. (d)                                              188,670
                                           22,700         Avant Immunotherapeutics, Inc. (d)                                 37,001
                                           18,900         Axonyx, Inc. (d)                                                   23,247
                                              900         Barrier Therapeutics, Inc. (d)                                     13,941
                                            4,200         Bioenvision, Inc. (d)                                              24,150
                                            3,400         CancerVax Corp. (b)(d)                                             22,406
                                           13,924         Cell Genesys, Inc. (b)(d)                                          63,076
                                           19,031         Cell Therapeutics, Inc. (b)(d)                                     68,321
                                            7,100         Ciphergen Biosystems, Inc. (d)                                     19,667
                                           18,457         Corixa Corp. (d)                                                   56,663
                                           15,467         Cubist Pharmaceuticals, Inc. (d)                                  164,260
                                           13,100         CuraGen Corp. (b)(d)                                               54,496
                                            9,700         Curis, Inc. (d)                                                    34,726
                                            9,100         Cypress Bioscience, Inc. (d)                                       82,537
                                            1,300         Cytokinetics, Inc. (d)                                              8,528
                                           15,900         deCODE genetics, Inc. (d)                                          90,630
                                            4,324         Digene Corp. (d)                                                   89,723
                                           14,500         Discovery Laboratories, Inc. (d)                                   81,635
                                            7,178         Diversa Corp. (d)                                                  35,746
                                            5,500         Dov Pharmaceutical, Inc. (d)                                       75,240
                                           10,300         Dyax Corp. (d)                                                     33,166
                                           17,696         Encysive Pharmaceuticals, Inc. (d)                                180,853
                                           13,600         Enzon Pharmaceuticals, Inc. (d)                                   138,584
                                           19,218         Exelixis, Inc. (d)                                                130,298
                                            1,900         Genencor International, Inc. (d)                                   36,537
                                           29,957         Genta, Inc. (d)                                                    33,851
                                           16,129         Geron Corp. (b)(d)                                                 98,548
                                           43,200         Human Genome Sciences, Inc. (d)                                   398,304
                                           14,009         Immunomedics, Inc. (b)(d)                                          34,042
                                           22,224         Incyte Corp. (d)                                                  151,790
                                           11,200         Inkine Pharmaceutical Co. (d)                                      34,384
                                            6,900         Integra LifeSciences Holdings Corp. (d)                           243,018
                                            9,214         InterMune, Inc. (d)                                               101,354
                                            9,300         Isolagen, Inc. (b)(d)                                              58,497
                                            2,100         Kensey Nash Corp. (d)                                              56,868
                                            5,600         Keryx Biopharmaceuticals, Inc. (d)                                 74,816
                                            5,700         Kosan Biosciences, Inc. (d)                                        23,370
                                           18,605         Lexicon Genetics, Inc. (d)                                         95,072
                                            1,950         MannKind Corp. (b)(d)                                              27,749
                                              300         Marshall Edwards, Inc. (d)                                          2,502
                                           11,400         Maxim Pharmaceuticals, Inc. (b)(d)                                 20,064
                                            6,901         Maxygen, Inc. (d)                                                  59,211
                                            2,300         Myogen, Inc. (d)                                                   18,147
                                            9,400         Myriad Genetics, Inc. (d)                                         172,866
                                           12,923         NPS Pharmaceuticals, Inc. (d)                                     163,088
                                           19,054         Nabi Biopharmaceuticals (d)                                       237,794
                                           13,900         Nanogen, Inc. (b)(d)                                               48,372
                                            5,600         Neurogen Corp. (d)                                                 39,648
                                            7,000         Northfield Laboratories, Inc. (d)                                  78,750
                                           10,800         Nuvelo, Inc. (d)                                                   70,200
                                           16,200         Oscient Pharmaceuticals Corp. (d)                                  37,908
                                           13,000         Palatin Technologies, Inc. (d)                                     30,420
                                           38,355         Peregrine Pharmaceuticals, Inc. (b)(d)                             57,149
                                           24,200         Pharmos Corp. (d)                                                  14,762
                                            3,600         Progenics Pharmaceuticals, Inc. (d)                                60,516
                                            7,700         Regeneration Technologies, Inc. (d)                                79,387
                                            4,170         Rigel Pharmaceuticals, Inc. (d)                                    66,887
                                            7,800         Seattle Genetics, Inc. (d)                                         40,092

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           10,472         Serologicals Corp. (d)                                     $      255,936
                                            8,245         Tanox, Inc. (d)                                                    79,152
                                           15,832         Telik, Inc. (d)                                                   238,747
                                            4,800         Third Wave Technologies, Inc. (d)                                  27,648
                                           10,240         Transkaryotic Therapies, Inc. (d)                                 255,642
                                            5,638         Trimeris, Inc. (d)                                                 63,484
                                           16,206         Vicuron Pharmaceuticals, Inc. (d)                                 255,407
                                           17,600         Vion Pharmaceuticals, Inc. (d)                                     50,160
                                            5,000         Zymogenetics, Inc. (d)                                             76,300
                                                                                                                     --------------
                                                                                                                          6,750,475
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                   2,500         Ameron International Corp.                                         90,000
                                            5,000         Building Material Holding Corp.                                   222,400
                                            6,012         LSI Industries, Inc.                                               67,515
                                            6,368         NCI Building Systems, Inc. (d)                                    245,805
                                           10,932         Simpson Manufacturing Co., Inc.                                   337,799
                                            7,345         Texas Industries, Inc.                                            394,794
                                            3,309         Trex Co., Inc. (d)                                                146,953
                                            6,165         Watsco, Inc.                                                      259,547
                                                                                                                     --------------
                                                                                                                          1,764,813
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.2%          14,635         Lennox International, Inc.                                        320,799
                                           12,038         York International Corp.                                          471,649
                                                                                                                     --------------
                                                                                                                            792,448
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.1%                     5,878         Eagle Materials, Inc.                                             475,765
                                            3,200         U.S. Concrete, Inc. (d)                                            20,064
                                                                                                                     --------------
                                                                                                                            495,829
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%         1,800         Aaon, Inc. (d)                                                     29,628
                                           24,150         Jacuzzi Brands, Inc. (d)                                          235,704
                                                                                                                     --------------
                                                                                                                            265,332
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%              9,300         Comfort Systems USA, Inc. (d)                                      72,075
                                            3,300         Drew Industries, Inc. (d)                                         124,245
                                            8,447         Griffon Corp. (d)                                                 180,850
                                                                                                                     --------------
                                                                                                                            377,170
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.2%        7,451         ElkCorp                                                           286,565
                                           10,800         USG Corp. (b)(d)                                                  358,128
                                                                                                                     --------------
                                                                                                                            644,693
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%           89,300         Charter Communications, Inc. Class A (b)(d)                       142,880
                                            5,698         Crown Media Holdings, Inc. Class A (d)                             51,339
                                           17,500         Insight Communications Company, Inc. Class A (d)                  207,375
                                           17,994         Tivo, Inc. (b)(d)                                                  93,029
                                                                                                                     --------------
                                                                                                                            494,623
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 1.0%                  17,800         Alliance Gaming Corp. (b)(d)                                      170,702
                                            4,500         Ameristar Casinos, Inc.                                           246,060
                                            7,825         Argosy Gaming Co. (d)                                             359,324
                                           10,791         Aztar Corp. (d)                                                   308,191
                                           10,715         Boyd Gaming Corp.                                                 558,787
                                            1,632         Churchill Downs, Inc.                                              64,611
                                            2,815         Dover Downs Gaming & Entertainment, Inc.                           35,047
                                            1,400         Empire Resorts, Inc. (b)(d)                                        10,122
                                            5,375         Isle of Capri Casinos, Inc. (d)                                   142,653
                                            6,900         Lakes Entertainment, Inc. (d)                                     124,200
                                            8,800         MTR Gaming Group, Inc. (d)                                        109,120
                                           11,700         Magna Entertainment Corp. Class A (d)                              71,838
                                            9,000         Multimedia Games, Inc. (b)(d)                                      69,840
                                              800         Nevada Gold & Casinos, Inc. (d)                                    10,240
                                           12,364         Pinnacle Entertainment, Inc. (d)                                  206,479
                                           18,400         Scientific Games Corp. Class A (d)                                420,440
                                           12,000         Shuffle Master, Inc. (b)(d)                                       347,520
                                            6,412         WMS Industries, Inc. (b)(d)                                       180,562
                                                                                                                     --------------
                                                                                                                          3,435,736
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                           10,125         Aceto Corp.                                                $       75,127
                                           18,400         Airgas, Inc.                                                      439,576
                                           10,800         Albemarle Corp.                                                   392,688
                                            1,200         American Vanguard Corp.                                            53,844
                                            6,456         Arch Chemicals, Inc.                                              183,802
                                            7,100         Cabot Microelectronics Corp. (d)                                  222,798
                                           11,201         Calgon Carbon Corp.                                                95,657
                                            7,385         Cambrex Corp.                                                     157,301
                                           37,960         Crompton Corp.                                                    554,216
                                           11,600         Cytec Industries, Inc.                                            629,300
                                            2,700         EnerSys (d)                                                        35,370
                                            5,464         Energy Conversion Devices, Inc. (b)(d)                            124,197
                                            7,900         Exide Technologies (d)                                            101,910
                                           11,100         FMC Corp. (d)                                                     593,295
                                            8,837         Georgia Gulf Corp.                                                406,325
                                           14,700         Great Lakes Chemical Corp.                                        472,164
                                           36,100         Hercules, Inc. (d)                                                522,728
                                            8,267         MacDermid, Inc.                                                   268,678
                                            3,641         Medis Technologies Ltd. (b)(d)                                     52,212
                                            2,534         NL Industries (d)                                                  58,535
                                            4,200         NewMarket Corp. (d)                                                78,120
                                              900         Nuco2, Inc. (d)                                                    23,670
                                            9,500         OM Group, Inc. (d)                                                288,990
                                            2,400         Octel Corp.                                                        44,472
                                           10,595         Omnova Solutions, Inc. (d)                                         56,895
                                           29,767         PolyOne Corp. (d)                                                 264,331
                                            2,700         Quaker Chemical Corp.                                              55,458
                                           11,206         Schulman A, Inc.                                                  195,209
                                            1,655         Stepan Co.                                                         38,909
                                            3,600         Ultralife Batteries, Inc. (d)                                      61,632
                                           15,300         Valence Technology, Inc. (b)(d)                                    46,512
                                           22,100         WR Grace & Co. (d)                                                188,292
                                            1,850         Westlake Chemical Corp.                                            59,848
                                                                                                                     --------------
                                                                                                                          6,842,061
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                 7,500         Foundation Coal Holdings, Inc.                                    176,325
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information                     10,458         Arbitron, Inc. (d)                                                448,648
Services - 0.4%                            124,900        CMGI, Inc. (d)                                                    259,792
                                            8,561         infoUSA, Inc. (d)                                                  89,976
                                            5,700         LECG Corp. (d)                                                    111,720
                                           31,600         Looksmart (d)                                                      28,124
                                            3,100         Neoforma, Inc. (b)(d)                                              24,645
                                            7,474         ProQuest Co. (d)                                                  270,185
                                            6,053         Sourcecorp (d)                                                    121,907
                                                                                                                     --------------
                                                                                                                          1,354,997
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%              12,800         Entravision Communications Corp. Class A (d)                      113,536
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 1.7%           11,900         Airspan Networks, Inc. (d)                                         60,809
                                            7,422         Anaren, Inc. (d)                                                   90,028
                                            9,172         Anixter International, Inc. (d)                                   331,567
                                           13,500         Aspect Communications Corp. (d)                                   140,535
                                            1,400         Atheros Communications Inc. (d)                                    14,378
                                           19,278         Avanex Corp. (d)                                                   25,061
                                            3,159         Bel Fuse, Inc.                                                     95,718
                                            4,988         Black Box Corp.                                                   186,601
                                           12,550         Broadwing Corp. (b)(d)                                             51,957
                                           79,400         Brocade Communications Systems, Inc. (d)                          470,048
                                           17,300         CSG Systems International (d)                                     281,817
                                            7,200         Captaris, Inc. (d)                                                 29,160
                                            8,100         Carrier Access Corp. (d)                                           48,276
                                            1,672         Catapult Communications Corp. (d)                                  35,697
                                           16,988         CommScope, Inc. (d)                                               254,140

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            5,150         Comtech Telecommunications Corp. (d)                       $      268,315
                                                8         CycleLogic, Inc. (d)                                                    0
                                            5,000         Digi International, Inc. (d)                                       68,600
                                            9,300         Ditech Communications Corp. (d)                                   115,971
                                           44,300         Eagle Broadband, Inc. (d)                                          15,062
                                            9,013         Echelon Corp. (d)                                                  61,649
                                           67,500         Enterasys Networks, Inc. (d)                                       94,500
                                           20,200         Entrust, Inc. (d)                                                  75,750
                                           34,600         Extreme Networks (d)                                              203,794
                                           50,500         Finisar Corp. (b)(d)                                               63,125
                                           24,296         Harmonic, Inc. (d)                                                232,270
                                            6,377         Inter-Tel, Inc.                                                   156,237
                                           11,100         InterVoice, Inc. (d)                                              124,653
                                            6,629         Ixia (d)                                                          117,930
                                            5,500         j2 Global Communications, Inc. (d)                                188,705
                                            6,700         KVH Industries, Inc. (b)(d)                                        61,037
                                           12,500         NMS Communications Corp. (d)                                       53,625
                                           17,080         Net2Phone, Inc. (d)                                                27,499
                                            5,500         Netgear, Inc. (d)                                                  82,995
                                            9,900         Network Equipment Technologies, Inc. (d)                           55,737
                                            5,700         Novatel Wireless, Inc. (d)                                         61,275
                                           32,619         Oplink Communications, Inc. (d)                                    51,212
                                            5,583         Optical Communication Products, Inc. (d)                            9,714
                                            9,400         Paradyne Networks Corp. (d)                                        19,646
                                            9,500         Redback Networks, Inc. (d)                                         56,810
                                           21,840         Remec, Inc. (d)                                                   115,315
                                            7,608         Seachange International, Inc. (d)                                  98,524
                                           13,188         Secure Computing Corp. (d)                                        113,021
                                            6,110         Standard Microsystems Corp. (d)                                   106,070
                                           29,471         Stratex Networks, Inc. (d)                                         54,227
                                           53,300         Sycamore Networks, Inc. (d)                                       189,748
                                            7,680         Talx Corp.                                                        139,469
                                           15,400         Tekelec (d)                                                       245,476
                                           80,300         Terremark Worldwide, Inc. (d)                                      52,195
                                            2,640         Ulticom, Inc. (d)                                                  29,383
                                           35,500         Verso Technologies, Inc. (d)                                       12,070
                                            6,501         Viasat, Inc. (d)                                                  121,504
                                           15,300         WJ Communications (d)                                              36,414
                                            9,731         WebEx Communications, Inc. (b)(d)                                 210,092
                                           16,200         Westell Technologies, Inc. Class A (d)                             89,262
                                           14,975         Zhone Technologies, Inc. (d)                                       37,737
                                                                                                                     --------------
                                                                                                                          6,032,410
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &               10,400         @Road Inc. (d)                                                     42,640
Systems - 4.6%                             14,000         ActivCard Corp. (d)                                                88,900
                                           11,800         Actuate Corp. (d)                                                  28,320
                                           16,802         Agile Software Corp. (d)                                          122,318
                                            6,500         Altiris, Inc. (d)                                                 155,025
                                              600         Ansoft Corp. (d)                                                   16,188
                                           11,900         answerthink, Inc. (d)                                              49,147
                                           10,432         Ansys, Inc. (d)                                                   356,878
                                            7,600         Anteon International Corp. (d)                                    295,868
                                           19,580         Ariba, Inc. (d)                                                   151,940
                                           18,495         Ascential Software Corp. (d)                                      342,712
                                           12,897         AsiaInfo Holdings, Inc. (d)                                        64,743
                                           16,308         Aspen Technology, Inc. (d)                                         92,629
                                            7,900         Authentidate Holding Corp. (d)                                     31,521
                                            1,600         Blackboard, Inc.                                                   27,904
                                            3,600         Blue Coat Systems, Inc. (d)                                        84,600
                                           26,867         Borland Software Corp. (d)                                        218,160
                                            9,016         CACI International, Inc. Class A (d)                              497,954

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           24,900         Chordiant Software, Inc. (d)                               $       41,583
                                           16,402         Ciber, Inc. (d)                                                   119,243
                                            6,100         Concord Communications, Inc. (d)                                   61,732
                                            8,000         Concur Technologies, Inc. (d)                                      64,960
                                            2,000         Constellation 3D, Inc. (d)                                              0
                                            4,900         Covansys Corp. (d)                                                 73,084
                                           11,964         Dendrite International, Inc. (d)                                  167,975
                                            5,137         Digimarc Corp. (d)                                                 31,593
                                           10,300         Digital River, Inc. (d)                                           320,948
                                           15,607         Digitas, Inc. (d)                                                 157,631
                                            6,600         eCollege.com, Inc. (d)                                             85,404
                                           16,639         Electronics for Imaging (d)                                       296,840
                                            5,930         Embarcadero Technologies, Inc. (d)                                 39,079
                                           12,900         Epicor Software Corp. (d)                                         168,990
                                           24,380         E.piphany, Inc. (d)                                                86,549
                                            4,245         EPIQ Systems, Inc. (d)                                             55,100
                                            3,900         Equinix, Inc. (b)(d)                                              165,126
                                           11,419         F5 Networks, Inc. (d)                                             576,545
                                           19,479         Gartner, Inc. Class A (d)                                         186,414
                                           11,606         Hyperion Solutions Corp. (d)                                      511,941
                                            4,300         iGate Corp. (d)                                                    16,039
                                            3,800         Infocrossing, Inc. (d)                                             60,192
                                           25,500         Informatica Corp. (d)                                             210,885
                                           14,300         Internet Capital Group, Inc. (d)                                  100,386
                                           12,500         Internet Security Systems (d)                                     228,750
                                            1,500         Intervideo, Inc. (d)                                               16,500
                                           14,425         Interwoven, Inc. (d)                                              112,371
                                            9,908         JDA Software Group, Inc. (d)                                      139,108
                                            6,300         Jupitermedia Corp. (d)                                             97,713
                                            1,300         Kanbay International, Inc. (d)                                     26,598
                                           16,058         Keane, Inc. (d)                                                   209,236
                                            4,438         Keynote Systems, Inc. (d)                                          52,679
                                              300         Kintera, Inc. (d)                                                   1,590
                                           15,200         Lawson Software, Inc. (d)                                          89,680
                                           15,000         Lionbridge Technologies (d)                                        85,350
                                            7,400         MAPICS, Inc. (d)                                                   94,202
                                            5,974         MRO Software, Inc. (d)                                             83,815
                                           15,800         Macrovision Corp. (d)                                             360,082
                                            8,200         Magma Design Automation, Inc. (d)                                  97,334
                                            9,139         Manhattan Associates, Inc. (d)                                    186,161
                                            6,400         Mantech International Corp. Class A (d)                           147,648
                                           22,500         Manugistics Group, Inc. (d)                                        37,800
                                            8,000         Mapinfo Corp. (d)                                                  96,320
                                           15,997         Matrixone, Inc. (d)                                                76,306
                                           23,300         Mentor Graphics Corp. (d)                                         319,210
                                            7,556         Mercury Computer Systems, Inc. (d)                                208,394
                                            2,400         Merge Technologies, Inc. (d)                                       41,976
                                           26,500         Micromuse, Inc. (d)                                               120,045
                                            3,700         MicroStrategy, Inc. Class A (d)                                   200,799
                                            9,998         Micros Systems, Inc. (d)                                          367,027
                                           17,774         NetIQ Corp. (d)                                                   203,157
                                            5,185         Netscout Systems, Inc. (d)                                         23,073
                                            4,800         Open Solutions, Inc. (d)                                           95,184
                                           19,933         Openwave Systems, Inc. (d)                                        242,983
                                            3,600         Opnet Technologies, Inc. (d)                                       30,096
                                           17,000         Opsware, Inc. (d)                                                  87,720
                                            6,926         PC-Tel, Inc. (d)                                                   50,975
                                            3,300         PDF Solutions, Inc. (d)                                            46,200
                                           10,507         Packeteer, Inc. (d)                                               161,703
                                            4,557         PalmSource, Inc. (d)                                               41,195

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           85,200         Parametric Technology Corp. (d)                            $      476,268
                                            2,077         Pec Solutions, Inc. (d)                                            26,129
                                            1,400         Pegasystems, Inc. (d)                                               7,532
                                           21,791         Pinnacle Systems, Inc. (d)                                        121,812
                                           11,008         Progress Software Corp. (d)                                       288,630
                                            3,500         QAD, Inc.                                                          28,945
                                           14,900         Quest Software, Inc. (d)                                          206,216
                                           33,200         RealNetworks, Inc. (d)                                            191,896
                                           19,400         Retek, Inc. (d)                                                   217,668
                                              600         SI International, Inc. (d)                                         16,578
                                            3,789         SPSS, Inc. (d)                                                     65,891
                                            3,500         SRA International, Inc. Class A (d)                               210,875
                                            5,200         SS&C Technologies, Inc.                                           118,560
                                            7,761         SYKES Enterprises, Inc. (d)                                        53,318
                                              800         SYNNEX Corp. (d)                                                   13,936
                                            7,399         SafeNet, Inc. (d)                                                 216,865
                                            2,350         Salesforce.com, Inc. (d)                                           35,227
                                           26,592         Sapient Corp. (d)                                                 195,318
                                           25,995         ScanSoft, Inc. (d)                                                 96,701
                                           15,127         Seebeyond Technology Corp. (d)                                     47,801
                                            8,997         Serena Software, Inc. (d)                                         213,769
                                           19,841         SonicWALL, Inc. (d)                                               100,991
                                              800         Staktek Holdings, Inc. (d)                                          3,168
                                            5,800         Stellent, Inc. (d)                                                 48,778
                                           14,400         SupportSoft, Inc. (d)                                              76,032
                                            1,583         Syntel, Inc.                                                       28,019
                                            5,400         Tier Technologies, Inc. Class B (d)                                39,798
                                           12,885         Transaction Systems Architects, Inc. Class A (d)                  298,288
                                            8,708         Trizetto Group (d)                                                 81,071
                                           11,800         Tumbleweed Communications Corp. (d)                                32,568
                                           11,200         Tyler Technologies, Inc. (d)                                       85,232
                                            6,500         Ultimate Software Group, Inc. (d)                                 103,870
                                            3,100         Verint Systems, Inc. (d)                                          108,314
                                            9,567         Verity, Inc. (d)                                                   90,408
                                           92,800         Vignette Corp. (d)                                                121,568
                                           12,662         WatchGuard Technologies (d)                                        40,898
                                           17,220         webMethods, Inc. (d)                                               94,366
                                            7,151         Websense, Inc. (d)                                                384,724
                                           23,200         Wind River Systems, Inc. (d)                                      349,856
                                            7,800         Witness Systems, Inc. (d)                                         136,890
                                           46,200         Xybernaut Corp. (b)(d)                                             19,404
                                            9,100         Zix Corp. (b)(d)                                                   34,034
                                           13,308         Zoran Corp. (d)                                                   137,738
                                                                                                                     --------------
                                                                                                                         16,010,616
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.6%                 38,200         Adaptec, Inc. (d)                                                 182,978
                                           22,034         Advanced Digital Information Corp. (d)                            180,678
                                           27,600         Cray, Inc. (d)                                                     70,380
                                            4,300         Cyberguard Corp. (d)                                               35,432
                                           14,000         Dot Hill Systems Corp. (d)                                         83,300
                                           25,400         Emulex Corp. (d)                                                  478,536
                                            9,809         FalconStor Software, Inc. (b)(d)                                   58,560
                                           12,882         Filenet Corp. (d)                                                 293,452
                                           68,800         Gateway, Inc. (d)                                                 277,264
                                            7,417         Hutchinson Technology, Inc. (d)                                   257,963
                                           10,500         Imation Corp.                                                     364,875
                                           15,566         InFocus Corp. (d)                                                  89,349
                                           11,796         Intergraph Corp. (d)                                              339,843
                                           19,303         Iomega Corp. (d)                                                   82,810

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            9,600         Komag, Inc. (d)                                            $      214,560
                                           24,674         Lexar Media, Inc. (b)(d)                                          122,877
                                           37,000         McData Corp. (d)                                                  139,490
                                            6,100         Mobility Electronics, Inc. (d)                                     42,639
                                            4,300         Overland Storage, Inc. (d)                                         63,124
                                           12,794         PalmOne, Inc. (b)(d)                                              324,712
                                           25,200         Perot Systems Corp. Class A (d)                                   338,688
                                           53,000         Quantum Corp. (d)                                                 154,230
                                           20,662         RSA Security, Inc. (d)                                            327,493
                                            6,242         Radisys Corp. (d)                                                  88,387
                                           37,247         Safeguard Scientifics, Inc. (d)                                    52,891
                                           81,207         Silicon Graphics, Inc. (b)(d)                                      96,636
                                            1,200         SimpleTech, Inc. (d)                                                4,728
                                            3,600         Stratasys, Inc. (d)                                               101,988
                                            7,500         Synaptics, Inc. (d)                                               174,000
                                            5,900         Trident Microsystems, Inc. (d)                                    104,312
                                           15,709         UNOVA, Inc. (d)                                                   324,391
                                                                                                                     --------------
                                                                                                                          5,470,566
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                         4,600         Brookfield Homes Corp.                                            194,166
                                            4,818         EMCOR Group, Inc. (d)                                             225,579
                                           10,171         Granite Construction, Inc.                                        267,192
                                            3,800         Perini Corp. (d)                                                   52,402
                                            7,000         Washington Group International, Inc. (d)                          314,930
                                                                                                                     --------------
                                                                                                                          1,054,269
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 1.0%                14,267         Alloy, Inc. (d)                                                    83,889
                                            4,553         Atari Inc. (d)                                                     14,387
                                           41,000         CNET Networks, Inc. (d)                                           387,040
                                            4,700         Digital Theater Systems, Inc. (d)                                  85,117
                                           35,100         DoubleClick, Inc. (d)                                             270,270
                                           38,700         Earthlink, Inc. (d)                                               348,300
                                            8,000         FindWhat.com (d)                                                   82,960
                                            9,900         Infospace, Inc. (d)                                               404,217
                                           62,700         Internap Network Services Corp. (d)                                36,993
                                           12,600         Ipass, Inc. (d)                                                    77,112
                                            5,800         iVillage, Inc. (d)                                                 35,322
                                            2,400         Lifeline Systems, Inc. (d)                                         72,768
                                           14,374         Midway Games, Inc. (b)(d)                                         147,477
                                            9,500         NIC, Inc. (d)                                                      45,315
                                            8,100         Navarre Corp. (d)                                                  64,395
                                            7,200         PLATO Learning, Inc. (d)                                           56,160
                                            8,100         Sohu.com, Inc. (b)(d)                                             142,398
                                           11,825         THQ, Inc. (d)                                                     332,756
                                           13,214         Take-Two Interactive Software, Inc. (d)                           516,667
                                           16,650         United Online, Inc. (d)                                           174,326
                                            4,286         Universal Electronics, Inc. (d)                                    72,348
                                                                                                                     --------------
                                                                                                                          3,450,217
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 1.2%                   19,700         American Greetings Class A                                        501,956
                                            9,400         Blyth, Inc.                                                       299,296
                                            1,891         CSS Industries, Inc.                                               69,116
                                            8,500         Jarden Corp. (d)                                                  389,980
                                            2,700         Mannatech, Inc.                                                    52,785
                                            9,873         Matthews International Corp. Class A                              323,439
                                            9,163         Nautilus, Inc.                                                    217,713
                                            7,400         Oakley, Inc.                                                       94,868
                                            9,876         Playtex Products, Inc. (d)                                         88,884
                                            5,800         RC2 Corp. (d)                                                     197,200
                                           11,491         The Topps Co., Inc.                                               105,832
                                            6,998         Toro Co.                                                          619,323
                                           16,274         Tupperware Corp.                                                  331,339

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,100         USANA Health Sciences, Inc. (d)                            $      193,930
                                            1,500         Water Pik Technologies, Inc. (d)                                   29,550
                                           14,083         Yankee Candle Co., Inc.                                           446,431
                                                                                                                     --------------
                                                                                                                          3,961,642
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &            1,600         Anchor Glass Container Corp.                                        3,584
Glass - 0.6%                               11,200         Aptargroup, Inc.                                                  582,176
                                           52,169         Crown Holdings, Inc. (d)                                          811,750
                                            3,975         Greif, Inc.                                                       276,978
                                            5,371         Mobile Mini, Inc. (d)                                             217,042
                                            3,300         Silgan Holdings, Inc.                                             214,434
                                                                                                                     --------------
                                                                                                                          2,105,964
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &            19,100         Graphic Packaging Corp. (d)                                        84,231
Plastic - 0.1%                              7,852         Myers Industries, Inc.                                            110,792
                                                                                                                     --------------
                                                                                                                            195,023
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                              10,882         Mueller Industries, Inc.                                          306,328
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                            7,893         Elizabeth Arden, Inc. (d)                                         187,380
                                            1,700         Inter Parfums, Inc.                                                24,480
                                           17,426         Nu Skin Enterprises, Inc. Class A                                 392,259
                                           42,883         Revlon, Inc. Class A (d)                                          123,503
                                                                                                                     --------------
                                                                                                                            727,622
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.7%       2,100         Arbinet-Thexchange Inc. (d)                                        40,005
                                           36,800         The BISYS Group, Inc. (d)                                         577,024
                                            4,550         CB Richard Ellis Group, Inc. (d)                                  159,205
                                            8,100         Euronet Worldwide, Inc. (d)                                       231,255
                                           13,600         F.N.B. Corporation                                                260,440
                                            1,900         GFI Group, Inc. (d)                                                50,977
                                            3,000         Greenhill & Co., Inc.                                             107,400
                                            3,400         Intersections, Inc. (d)                                            49,470
                                           10,308         Jones Lang LaSalle, Inc. (d)                                      480,868
                                            6,900         Kearny Financial Corp. (d)                                         76,728
                                            6,500         optionsXpress Holdings, Inc. (d)                                  105,235
                                            4,900         Rewards Network, Inc. (d)                                          20,384
                                            9,500         USI Holdings Corp. (d)                                            111,910
                                           12,800         Wright Express (d)                                                218,880
                                                                                                                     --------------
                                                                                                                          2,489,781
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                    14,160         Acuity Brands, Inc.                                               382,320
Processing - 0.7%                           8,316         Armor Holdings, Inc. (d)                                          308,440
                                            4,957         Barnes Group, Inc.                                                134,682
                                           11,094         Brady Corp.                                                       358,891
                                            8,755         Clarcor, Inc.                                                     454,910
                                            6,962         Hexcel Corp. (d)                                                  107,981
                                           21,914         Olin Corp.                                                        488,682
                                            8,445         Tredegar Corp.                                                    142,383
                                            5,620         Valhi, Inc.                                                       110,433
                                                                                                                     --------------
                                                                                                                          2,488,722
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Production - 0.2%              18,252         Thomas & Betts Corp. (b)(d)                                       589,540
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%            432         Arden Group, Inc. Class A                                          30,663
                                           17,207         Casey's General Stores, Inc.                                      309,210
                                            8,231         Great Atlantic & Pacific Tea Co. (d)                              122,642
                                            5,664         Ingles Markets, Inc. Class A                                       75,444
                                            9,383         Longs Drug Stores Corp.                                           321,086
                                            4,577         Nash Finch Co.                                                    173,880
                                            9,342         Pathmark Stores, Inc. (d)                                          58,948
                                           10,769         Ruddick Corp.                                                     249,302
                                            3,929         Smart & Final, Inc. (d)                                            47,777
                                            3,500         Weis Markets, Inc.                                                129,045
                                            8,829         Wild Oats Markets, Inc. (b)(d)                                     93,852
                                                                                                                     --------------
                                                                                                                          1,611,849
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%              4,700         Able Laboratories, Inc. (d)                                $      110,262
                                           13,100         Adolor Corp. (d)                                                  130,214
                                              800         Advancis Pharmaceutical Corp. (d)                                   2,960
                                           27,400         Alkermes, Inc. (d)                                                284,412
                                           11,025         Alpharma, Inc. Class A                                            135,828
                                           12,500         Atherogenics Inc. (b)(d)                                          163,625
                                            4,000         Bentley Pharmaceuticals, Inc. (d)                                  29,440
                                            7,700         BioCryst Pharmaceuticals, Inc. (d)                                 35,497
                                           23,748         BioMarin Pharmaceuticals, Inc. (d)                                122,302
                                            5,810         Bone Care International, Inc. (d)                                 150,711
                                            3,100         Bradley Pharmaceuticals, Inc. (d)                                  29,636
                                           11,200         CV Therapeutics, Inc. (d)                                         228,032
                                            1,300         Caraco Pharmaceutical Laboratories Ltd. (d)                        10,634
                                            6,100         Chattem, Inc. (d)                                                 271,267
                                           10,902         Connetics Corp. (d)                                               275,712
                                            2,500         Conor Medsystems, Inc. (d)                                         40,725
                                              700         Corgentech, Inc. (d)                                                1,624
                                            6,700         Cytogen Corp. (d)                                                  38,793
                                           18,000         Dendreon Corp. (d)                                                 98,100
                                            3,800         Depomed, Inc. (b)(d)                                               14,972
                                           10,100         Durect Corp. (b)(d)                                                36,764
                                            4,600         Dusa Pharmaceuticals, Inc. (d)                                     40,158
                                            7,695         Enzo Biochem, Inc. (d)                                            110,962
                                            8,200         First Horizon Pharmaceutical Corp. (d)                            138,416
                                              300         GTx, Inc. (d)                                                       2,730
                                           12,400         Genaera Corp. (d)                                                  28,892
                                           22,400         Genelabs Technologies (d)                                          13,440
                                           15,436         Guilford Pharmaceuticals, Inc. (d)                                 35,503
                                            6,100         Hollis-Eden Pharmaceuticals (b)(d)                                 42,975
                                           13,127         Immunogen, Inc. (d)                                                68,654
                                           16,400         Impax Laboratories, Inc. (d)                                      262,400
                                           15,888         Indevus Pharmaceuticals, Inc. (d)                                  44,169
                                           12,800         Inspire Pharmaceuticals, Inc. (d)                                 104,448
                                           17,189         Isis Pharmaceuticals, Inc. (d)                                     66,521
                                              800         Ista Pharmaceuticals, Inc. (d)                                      7,904
                                           10,900         KV Pharmaceutical Co. Class A (d)                                 252,880
                                            3,666         Kos Pharmaceuticals, Inc. (d)                                     152,799
                                            1,900         Lannett Co., Inc. (d)                                              11,970
                                           23,116         Ligand Pharmaceuticals, Inc. Class B (d)                          132,455
                                           33,100         Medarex, Inc. (d)                                                 236,003
                                           14,827         Medicines Co. (d)                                                 335,980
                                            7,245         Neopharm, Inc. (d)                                                 56,294
                                            4,600         Neose Technologies, Inc. (d)                                       11,868
                                              100         NitroMed, Inc. (d)                                                  1,731
                                            8,331         Noven Pharmaceuticals, Inc. (d)                                   141,294
                                           10,100         Onyx Pharmaceuticals, Inc. (d)                                    316,635
                                           11,500         Pain Therapeutics, Inc. (d)                                        58,420
                                           10,200         Par Pharmaceutical Cos., Inc. (d)                                 341,088
                                            6,900         Penwest Pharmaceuticals Co. (d)                                    85,284
                                           19,615         Perrigo Co.                                                       375,627
                                            4,700         Pharmacyclics, Inc. (d)                                            37,741
                                            4,600         Pharmion Corp. (d)                                                133,400
                                           10,200         Pozen, Inc. (d)                                                    53,142
                                           17,317         Praecis Pharmaceuticals, Inc. (d)                                  18,183
                                            8,900         Prestige Brands Holdings, Inc. (d)                                157,085
                                            8,900         Priority Healthcare Corp. (d)                                     192,507
                                           13,100         Quidel Corp. (d)                                                   51,221
                                           11,619         Regeneron Pharmaceuticals, Inc. (d)                                59,373
                                              400         Renovis, Inc. (d)                                                   3,228

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            3,850         SFBC International, Inc. (d)                               $      135,674
                                           12,500         Salix Pharmaceuticals Ltd. (d)                                    206,125
                                            1,000         Santarus, Inc. (d)                                                  4,860
                                           14,400         Sciclone Pharmaceuticals, Inc. (d)                                 40,896
                                           14,682         SuperGen, Inc. (b)(d)                                              71,355
                                            5,546         United Therapeutics Corp. (d)                                     253,424
                                           29,100         Valeant Pharmaceuticals International                             655,332
                                           26,900         Vertex Pharmaceuticals, Inc. (d)                                  251,784
                                           16,400         Zila, Inc. (d)                                                     66,256
                                                                                                                     --------------
                                                                                                                          8,080,596
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                   8,804         Bright Horizons Family Solutions, Inc. (d)                        297,047
                                            4,730         Learning Tree International, Inc. (d)                              68,159
                                            2,700         Princeton Review, Inc. (d)                                         14,877
                                            2,349         Renaissance Learning, Inc.                                         40,215
                                            4,620         Strayer Education, Inc.                                           523,538
                                            4,300         Universal Technical Institute, Inc. (d)                           158,240
                                                                                                                     --------------
                                                                                                                          1,102,076
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%            12,786         Benchmark Electronics, Inc. (d)                                   406,978
                                              700         Cherokee International Corp. (d)                                    4,893
                                            1,400         LeCroy Corp. (d)                                                   23,982
                                            3,600         OSI Systems, Inc. (d)                                              63,036
                                           13,198         Plexus Corp. (d)                                                  151,909
                                            8,532         Power Integrations, Inc. (d)                                      178,233
                                           11,900         TTM Technologies, Inc. (d)                                        124,474
                                            5,607         Universal Display Corp. (d)                                        39,193
                                                                                                                     --------------
                                                                                                                            992,698
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                      5,281         AO Smith Corp.                                                    152,462
Components - 0.8%                           6,700         American Superconductor Corp. (d)                                  66,866
                                           10,071         Baldor Electric Co.                                               259,933
                                           11,208         CTS Corp.                                                         145,704
                                            8,418         Cohu, Inc.                                                        134,267
                                            6,400         DDi Corp. (b)(d)                                                   17,920
                                            4,360         Franklin Electric Co., Inc.                                       164,503
                                           13,590         General Cable Corp. (d)                                           164,031
                                            4,308         Genlyte Group, Inc. (d)                                           387,591
                                            7,760         Littelfuse, Inc. (d)                                              222,324
                                           10,500         MKS Instruments, Inc. (d)                                         166,740
                                            2,031         Powell Industries, Inc. (d)                                        37,614
                                           19,500         Power-One, Inc. (d)                                                94,770
                                            6,500         Sonic Solutions, Inc. (b)(d)                                       97,825
                                            4,600         Spatialight, Inc. (b)(d)                                           22,954
                                           15,900         Taser International, Inc. (b)(d)                                  190,800
                                           12,361         Technitrol, Inc.                                                  184,426
                                            4,279         Triumph Group, Inc. (d)                                           166,624
                                                                                                                     --------------
                                                                                                                          2,677,354
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%      6,496         Applica, Inc. (d)                                                  32,869
                                            1,450         National Presto Industries, Inc.                                   58,435
                                                                                                                     --------------
                                                                                                                             91,304
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                         21,912         Aeroflex, Inc. (d)                                                204,438
                                           10,563         Agilysys, Inc.                                                    207,668
                                            4,332         BEI Technologies, Inc.                                            103,838
                                            5,300         California Micro Devices CP (d)                                    26,765
                                            3,400         Cyberoptics Corp. (d)                                              42,432
                                            4,399         Daktronics, Inc. (d)                                               95,238
                                            3,400         EMS Technologies, Inc. (d)                                         46,240
                                            7,372         II-VI, Inc. (d)                                                   128,568
                                           22,500         Kopin Corp. (d)                                                    69,075
                                            4,900         LaserCard Corp. (b)(d)                                             24,402
                                           35,566         MRV Communications, Inc. (b)(d)                                   114,878
                                           11,380         Methode Electronics, Inc.                                         137,812

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            6,649         Park Electrochemical Corp.                                 $      134,709
                                            2,067         Supertex, Inc. (d)                                                 37,847
                                                                                                                     --------------
                                                                                                                          1,373,910
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments Gauges &           4,000         Faro Technologies, Inc. (d)                                        94,160
Meters - 0.2%                               7,782         Itron, Inc. (d)                                                   230,658
                                            3,801         Keithley Instruments, Inc.                                         61,310
                                            2,500         Measurement Specialties, Inc. (d)                                  57,500
                                            3,700         Metrologic Instruments, Inc. (d)                                   83,176
                                            5,495         Zygo Corp. (d)                                                     71,215
                                                                                                                     --------------
                                                                                                                            598,019
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.8%         4,472         Analogic Corp.                                                    193,414
                                            4,800         Aspect Medical Systems, Inc. (d)                                  103,632
                                            5,687         Bruker BioSciences Corp. (d)                                       20,018
                                           10,300         CTI Molecular Imaging, Inc. (d)                                   208,781
                                            6,400         Candela Corp. (d)                                                  57,088
                                           11,232         Cardiodynamics International Corp. (d)                             32,797
                                            4,170         Datascope Corp.                                                   127,519
                                            1,000         E-Z-EM, Inc.                                                       11,920
                                            7,600         EPIX Pharmaceuticals, Inc. (d)                                     53,200
                                           15,350         eResearch Technology, Inc. (d)                                    180,823
                                            6,072         Haemonetics Corp. (d)                                             255,996
                                            6,600         Hologic, Inc. (d)                                                 210,375
                                            6,900         Illumina, Inc. (d)                                                 55,752
                                           11,081         Intuitive Surgical, Inc. (d)                                      503,853
                                            7,051         Luminex Corp. (d)                                                  53,094
                                            8,500         Microvision, Inc. (b)(d)                                           49,555
                                            6,188         Possis Medical, Inc. (d)                                           51,794
                                            2,400         Quality Systems, Inc.                                             101,616
                                            7,132         TriPath Imaging, Inc. (b)(d)                                       50,209
                                           15,086         Visx, Inc. (d)                                                    353,616
                                            8,000         Wilson Greatbatch Technologies, Inc. (d)                          145,920
                                            2,961         Zoll Medical Corp. (d)                                             66,711
                                                                                                                     --------------
                                                                                                                          2,887,683
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semiconductors/                9,500         AMIS Holdings, Inc. (d)                                           107,255
Components - 1.7%                           9,716         Actel Corp. (d)                                                   149,432
                                            9,541         Alliance Semiconductor Corp. (d)                                   23,757
                                           25,200         Cirrus Logic, Inc. (d)                                            113,904
                                           10,283         DSP Group, Inc. (d)                                               264,890
                                            2,350         Diodes, Inc. (d)                                                   63,756
                                           10,429         ESS Technology (d)                                                 54,961
                                           14,827         Exar Corp. (d)                                                    198,682
                                            3,173         Excel Technology, Inc. (d)                                         77,992
                                            8,000         Formfactor, Inc. (d)                                              181,120
                                           11,400         Genesis Microchip, Inc. (d)                                       164,730
                                            5,693         IXYS Corp. (d)                                                     65,128
                                           31,900         Integrated Device Technology, Inc. (d)                            383,757
                                           11,138         Integrated Silicon Solutions, Inc. (d)                             74,625
                                           36,900         Lattice Semiconductor Corp. (d)                                   198,153
                                           10,500         MIPS Technologies, Inc. (d)                                       120,750
                                            7,600         Merix Corp. (d)                                                    85,196
                                           23,700         Micrel, Inc. (d)                                                  218,514
                                           19,490         Microsemi Corp. (d)                                               317,492
                                           15,700         Microtune, Inc. (d)                                                67,667
                                           33,000         Mindspeed Technologies, Inc. (b)(d)                                73,590
                                            5,800         Monolithic System Technology, Inc. (d)                             33,930
                                           40,100         ON Semiconductor Corp. (d)                                        158,395
                                           17,300         Omnivision Technologies, Inc. (b)(d)                              262,095
                                            7,300         PLX Technology, Inc. (d)                                           76,650
                                            6,993         Pericom Semiconductor Corp. (d)                                    59,930

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           12,564         Pixelworks, Inc. (d)                                       $      102,397
                                            2,802         Planar Systems, Inc. (d)                                           25,274
                                           60,500         RF Micro Devices, Inc. (d)                                        315,810
                                            6,388         SBS Technologies, Inc. (d)                                         71,226
                                            7,300         Sigmatel, Inc. (d)                                                273,239
                                           23,776         Silicon Image, Inc. (d)                                           239,187
                                           26,058         Silicon Storage Technology, Inc. (d)                               96,936
                                            1,800         Siliconix, Inc. (d)                                                63,504
                                            6,561         Sipex Corp. (d)                                                    15,222
                                            2,300         Sirf Technology Holdings, Inc. (d)                                 25,668
                                           46,533         Skyworks Solutions, Inc. (d)                                      295,485
                                            6,800         Tessera Technologies, Inc. (d)                                    293,964
                                           47,000         Transmeta Corp. (d)                                                43,710
                                            6,500         Tripath Technology, Inc. (d)                                        5,785
                                           41,536         Triquint Semiconductor, Inc. (d)                                  140,392
                                           71,900         Vitesse Semiconductor Corp. (d)                                   192,692
                                                                                                                     --------------
                                                                                                                          5,796,842
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.9%             13,223         Checkpoint Systems, Inc. (d)                                      223,204
                                           10,280         Coherent, Inc. (d)                                                347,053
                                            4,752         Cubic Corp.                                                        90,003
                                            7,374         DRS Technologies, Inc. (d)                                        313,395
                                            5,726         EDO Corp.                                                         172,066
                                            4,850         Herley Industries, Inc. (d)                                        82,984
                                           30,430         Identix, Inc. (d)                                                 153,672
                                            2,800         Innovative Solutions & Support, Inc. (d)                           88,900
                                            9,584         Intermagnetics General Corp. (d)                                  233,275
                                           25,600         Kemet Corp. (d)                                                   198,400
                                            2,400         Maxwell Technologies, Inc. (d)                                     22,008
                                            3,700         Scansource, Inc. (d)                                              191,771
                                            1,500         Sypris Solutions, Inc.                                             16,080
                                           26,300         Titan Corp. (d)                                                   477,608
                                           16,906         Trimble Navigation Ltd. (d)                                       571,592
                                                                                                                     --------------
                                                                                                                          3,182,011
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                    19,500         Capstone Turbine Corp. (d)                                         30,225
                                            8,900         Global Power Equipment Group, Inc. (d)                             85,262
                                           18,626         Plug Power, Inc. (b)(d)                                           122,932
                                                                                                                     --------------
                                                                                                                            238,419
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.8%                137,100        Calpine Corp. (b)(d)                                              383,880
                                           13,126         FuelCell Energy, Inc. (b)(d)                                      130,997
                                            6,400         Holly Corp.                                                       238,528
                                           11,900         KFX, Inc. (b)(d)                                                  159,460
                                            7,400         Matrix Service Co. (b)(d)                                          32,190
                                            5,058         Penn Virginia Corp.                                               232,162
                                           12,100         Syntroleum Corp. (d)                                              148,104
                                           20,965         Tesoro Corp. (d)                                                  776,124
                                            7,291         Tetra Technologies, Inc. (d)                                      207,356
                                           11,797         Veritas DGC, Inc. (d)                                             353,438
                                                                                                                     --------------
                                                                                                                          2,662,239
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                  14,402         Dycom Industries, Inc. (d)                                        331,102
Services - 0.3%                               600         Infrasource Services, Inc. (d)                                      7,200
                                            8,897         Integrated Electrical Services, Inc. (b)(d)                        24,556
                                            2,200         Layne Christensen Co. (d)                                          37,994
                                           25,600         Quanta Services, Inc. (d)                                         195,328
                                            9,277         URS Corp. (d)                                                     266,714
                                                                                                                     --------------
                                                                                                                            862,894
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                        1,700         Carmike Cinemas, Inc.                                              63,376
                                            4,740         Dover Motorsports, Inc.                                            23,937
                                            8,855         Gaylord Entertainment Co. (d)                                     357,742
                                           16,607         Hollywood Entertainment Corp. (d)                                 218,714
                                            3,372         Lodgenet Entertainment Corp. (d)                                   63,528

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            9,615         Movie Gallery, Inc.                                        $      275,758
                                            4,155         Speedway Motorsports, Inc.                                        148,334
                                                                                                                     --------------
                                                                                                                          1,151,389
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                         38,300         The Mosaic Co. (d)                                                653,398
                                            9,700         Terra Industries, Inc. (b)(d)                                      75,272
                                                                                                                     --------------
                                                                                                                            728,670
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                    5,700         Accredited Home Lenders Holding Co. (d)                           206,511
                                            1,600         Asta Funding, Inc.                                                 33,872
                                            3,200         Circle Group Holdings, Inc. (d)                                     2,304
                                            2,375         Ladenburg Thalmann Financial Services, Inc. (d)                     1,615
                                            2,650         MortgageIT Holdings, Inc.                                          42,268
                                            1,400         United PanAm Financial Corp. (d)                                   28,546
                                            6,300         World Acceptance Corp. (d)                                        160,776
                                                                                                                     --------------
                                                                                                                            475,892
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                 21,100         Advance America Cash Advance                                      326,628
                                            1,750         Collegiate Funding Services LLC (d)                                27,265
                                            2,700         Encore Capital Group, Inc. (d)                                     39,285
                                            1,200         Nelnet, Inc. Class A (d)                                           38,196
                                                                                                                     --------------
                                                                                                                            431,374
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &        8,600         Advent Software, Inc. (d)                                         156,348
Systems - 0.7%                                495         CCC Information Services Group (d)                                 11,311
                                            4,900         Carreker Corp. (d)                                                 27,489
                                            5,689         CompuCredit Corp. (d)                                             151,441
                                           12,600         Corillian Corp. (d)                                                43,848
                                           11,100         Cybersource Corp. (d)                                              57,165
                                           11,330         Digital Insight Corp. (d)                                         185,812
                                           15,888         eFunds Corp. (d)                                                  354,620
                                            9,523         eSpeed, Inc. Class A (d)                                           87,612
                                           15,900         Hypercom Corp. (d)                                                 75,207
                                            3,800         iPayment, Inc. (d)                                                160,360
                                            9,582         John H Harland Co.                                                329,238
                                           10,449         Kronos, Inc. (d)                                                  534,048
                                           12,164         NDCHealth Corp.                                                   194,381
                                           15,313         PRG-Schultz International, Inc. (d)                                76,718
                                           15,440         Portal Software, Inc. (d)                                          37,365
                                              300         TNS, Inc. (d)                                                       5,385
                                            5,700         TradeStation Group, Inc. (d)                                       34,428
                                                                                                                     --------------
                                                                                                                          2,522,776
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%       9,950         Factset Research Systems, Inc.                                    328,450
                                           35,100         Homestore, Inc. (d)                                                77,922
                                           10,300         Interactive Data Corp. (d)                                        213,725
                                           24,022         S1 Corp. (d)                                                      166,713
                                              400         Value Line, Inc.                                                   15,600
                                                                                                                     --------------
                                                                                                                            802,410
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%              3,900         ACE Cash Express, Inc. (d)                                         88,725
                                            7,300         Advanta Corp. Class B                                             167,900
                                              900         Asset Acceptance Capital Corp. (d)                                 17,172
                                            9,419         Cash America International, Inc.                                  206,559
                                              300         Enstar Group, Inc. (d)                                             18,000
                                            2,500         Federal Agricultural Mortgage Corp. Class B                        43,725
                                            5,567         Financial Federal Corp.                                           196,905
                                            4,900         First Cash Financial Services, Inc. (d)                           103,733
                                            5,400         Harris & Harris Group, Inc. (d)                                    65,016
                                            5,499         LandAmerica Financial Group, Inc.                                 275,115
                                            9,600         Metris Cos., Inc. (d)                                             111,264
                                            3,800         Portfolio Recovery Associates, Inc. (d)                           129,314
                                            3,900         Sanders Morris Harris Group, Inc.                                  70,512
                                           13,936         Sotheby's Holdings Class A (d)                                    236,355
                                            4,692         Sterling Bancorp                                                  113,875
                                            5,322         Stewart Information Services Corp.                                199,681

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              933         Stifel Financial Corp. (d)                                 $       20,339
                                            2,676         Triad Guaranty, Inc. (d)                                          140,784
                                            2,291         WSFS Financial Corp.                                              120,415
                                                                                                                     --------------
                                                                                                                          2,325,389
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.8%                                3,634         American Italian Pasta Co. Class A                                 99,571
                                            2,800         Cal-Maine Foods, Inc. (b)                                          22,008
                                           11,200         Chiquita Brands International, Inc.                               299,936
                                           11,056         Flowers Foods, Inc.                                               311,890
                                            7,957         Hain Celestial Group, Inc. (d)                                    148,318
                                            2,300         J&J Snack Foods Corp.                                             107,709
                                            1,000         John B. Sanfilippo & Son, Inc. (d)                                 24,580
                                           10,100         Lance, Inc.                                                       162,307
                                            3,100         M&F Worldwide Corp. (d)                                            41,354
                                              963         Maui Land & Pineapple Co., Inc. (d)                                41,313
                                            5,300         Natures Sunshine Prods, Inc.                                       91,001
                                            3,700         Nutraceutical International Corp. (d)                              58,682
                                           13,300         Performance Food Group Co. (d)                                    368,144
                                              500         Provide Commerce, Inc. (d)                                         14,440
                                           10,095         Ralcorp Holdings, Inc.                                            477,998
                                            2,450         Sanderson Farms, Inc.                                             105,865
                                               12         Seaboard Corp.                                                     12,876
                                           15,057         Sensient Technologies Corp.                                       324,629
                                                                                                                     --------------
                                                                                                                          2,712,621
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                      3,209         Deltic Timber Corp.                                               125,472
                                           16,521         Longview Fibre Co.                                                309,934
                                            4,844         Pope & Talbot, Inc.                                                85,158
                                            9,197         Potlatch Corp.                                                    432,903
                                            5,734         Universal Forest Products, Inc.                                   222,766
                                                                                                                     --------------
                                                                                                                          1,176,233
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%       4,500         Ennis, Inc.                                                        76,140
                                            4,145         The Standard Register Co.                                          51,605
                                                                                                                     --------------
                                                                                                                            127,745
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%        13,300         Alderwoods Group, Inc. (d)                                        165,452
                                           32,824         Stewart Enterprises, Inc. Class A                                 201,868
                                                                                                                     --------------
                                                                                                                            367,320
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                               10,900         Apogee Enterprises, Inc.                                          155,652
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                74,100         Coeur d'Alene Mines Corp. (d)                                     271,947
                                            5,100         Royal Gold, Inc.                                                   93,483
                                                                                                                     --------------
                                                                                                                            365,430
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.9%              10,000         American Healthways, Inc. (d)                                     330,200
                                           35,326         Beverly Enterprises, Inc. (d)                                     437,336
                                            5,700         Genesis HealthCare Corp. (d)                                      244,473
                                            7,900         Kindred Healthcare, Inc. (d)                                      277,290
                                            5,850         LCA-Vision, Inc.                                                  194,805
                                           11,000         LifePoint Hospitals, Inc. (d)                                     482,240
                                            1,000         Medcath Corp. (d)                                                  29,300
                                            2,100         National Healthcare Corp.                                          71,841
                                            4,200         Psychiatric Solutions, Inc. (d)                                   193,200
                                            4,000         Res-Care, Inc. (d)                                                 50,040
                                            1,824         Specialty Laboratories, Inc. (d)                                   17,419
                                            5,037         Sunrise Senior Living, Inc. (d)                                   244,798
                                            9,800         United Surgical Partners International, Inc. (d)                  448,546
                                                                                                                     --------------
                                                                                                                          3,021,488
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                     14,600         AMERIGROUP Corp. (d)                                              533,776
Services - 1.0%                             9,041         Allscripts Healthcare Solutions, Inc. (d)                         129,286
                                           10,800         Amsurg Corp. (d)                                                  273,240
                                           14,000         Centene Corp. (d)                                                 419,860
                                            8,200         Cerner Corp. (b)(d)                                               430,582
                                            2,000         Computer Programs & Systems, Inc.                                  56,160
                                            2,957         Corvel Corp. (d)                                                   63,043

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           11,331         Eclipsys Corp. (d)                                         $      175,404
                                           17,097         Hooper Holmes, Inc.                                                65,311
                                            2,800         Molina Healthcare, Inc. (d)                                       129,052
                                           16,900         OCA, Inc. (d)                                                      71,825
                                            5,900         Omnicell, Inc. (d)                                                 42,539
                                            7,000         Pediatrix Medical Group, Inc. (d)                                 480,130
                                            8,998         Per-Se Technologies, Inc. (d)                                     138,119
                                            7,126         Sierra Health Services (d)                                        454,924
                                            1,900         WellCare Health Plans, Inc. (d)                                    57,874
                                                                                                                     --------------
                                                                                                                          3,521,125
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                 2,500         Alliance Imaging, Inc. (d)                                         23,875
                                            3,400         Amedisys, Inc. (d)                                                102,850
                                           15,500         Apria Healthcare Group, Inc. (d)                                  497,550
                                            3,900         Bio-Reference Labs, Inc. (d)                                       54,288
                                                2         Dynacq Healthcare, Inc. (d)                                            10
                                            5,912         Gentiva Health Services, Inc. (d)                                  95,656
                                            4,750         Healthcare Services Group                                         115,188
                                            6,027         IDX Systems Corp. (d)                                             209,318
                                            5,500         LabOne, Inc. (d)                                                  189,640
                                            6,000         Matria Healthcare, Inc. (d)                                       184,260
                                           10,100         Odyssey HealthCare, Inc. (d)                                      118,776
                                           16,036         Province Healthcare Co. (d)                                       386,307
                                            1,300         Symbion, Inc. (d)                                                  27,781
                                            2,500         Symmetry Medical, Inc. (d)                                         47,550
                                            3,900         VistaCare, Inc. Class A (d)                                        79,833
                                                                                                                     --------------
                                                                                                                          2,132,882
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.4%                        12,051         Beazer Homes USA, Inc.                                            600,863
                                            1,300         Dominion Homes, Inc. (d)                                           22,009
                                            4,860         Levitt Corp. Class A                                              124,610
                                            4,200         M/I Homes, Inc.                                                   205,506
                                            6,500         Meritage Homes Corp. (d)                                          382,980
                                              700         Orleans Homebuilders, Inc.                                         12,873
                                            2,850         Technical Olympic USA, Inc.                                        86,070
                                            1,400         William Lyon Homes, Inc. (d)                                      107,380
                                                                                                                     --------------
                                                                                                                          1,542,291
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                          6,600         Great Wolf Resorts, Inc. (d)                                      164,670
                                            5,979         Marcus Corp.                                                      122,570
                                                                                                                     --------------
                                                                                                                            287,240
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                3,300         American Woodmark Corp.                                           119,724
                                            3,200         Bassett Furniture Industries, Inc.                                 63,040
                                           11,400         The Bombay Co, Inc. (d)                                            60,420
                                            2,800         Department 56 (d)                                                  48,888
                                            9,800         Ethan Allen Interiors, Inc.                                       313,600
                                           15,300         Furniture Brands International, Inc.                              333,693
                                            5,036         Haverty Furniture Cos., Inc.                                       76,799
                                              600         Hooker Furniture Corp.                                             11,334
                                            5,200         Kirkland's, Inc. (d)                                               57,512
                                           16,400         La-Z-Boy, Inc.                                                    228,452
                                            4,488         Libbey, Inc.                                                       94,248
                                            3,700         Lifetime Hoan Corp.                                                57,313
                                           11,500         Select Comfort Corp. (d)                                          235,060
                                            2,600         Stanley Furniture Co., Inc.                                       122,928
                                            4,000         Tempur-Pedic International, Inc. (d)                               74,640
                                                                                                                     --------------
                                                                                                                          1,897,651
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter             6,812         Advanced Energy Industries, Inc. (d)                               65,872
Devices - 1.0%                             12,967         Artesyn Technologies, Inc. (d)                                    112,943
                                           17,141         Asyst Technologies Inc. (d)                                        82,105
                                            6,894         C&D Technologies, Inc.                                             69,285
                                            5,931         CUNO, Inc. (d)                                                    304,794
                                            4,066         ESCO Technologies, Inc. (d)                                       326,703

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            6,800         Flanders Corp. (d)                                         $       76,704
                                           16,600         Flowserve Corp. (d)                                               429,442
                                            1,875         The Gorman-Rupp Co.                                                40,238
                                           15,821         IDEX Corp.                                                        638,377
                                            7,500         Magnetek, Inc. (d)                                                 39,975
                                            6,326         Mine Safety Appliances Co.                                        245,069
                                           11,382         Paxar Corp. (d)                                                   242,892
                                            8,300         RAE Systems, Inc. (d)                                              25,481
                                            3,312         Robbins & Myers, Inc.                                              72,897
                                            8,727         Veeco Instruments, Inc. (d)                                       131,341
                                            5,796         Vicor Corp.                                                        60,510
                                            9,200         Viisage Technology, Inc. (d)                                       31,004
                                            7,736         Watts Water Technologies, Inc. Class A                            252,271
                                            6,317         X-Rite, Inc.                                                       95,008
                                                                                                                     --------------
                                                                                                                          3,342,911
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.5%                     11,500         AmerUs Group Co.                                                  543,375
                                            3,300         American Equity Investment Life Holding Co.                        42,207
                                            6,700         Ceres Group, Inc. (d)                                              36,381
                                            8,008         Citizens, Inc. (d)                                                 46,046
                                            8,570         Delphi Financial Group Class A                                    368,510
                                            2,680         Great American Financial Resources, Inc.                           45,399
                                            1,142         Kansas City Life Insurance Company                                 55,296
                                              662         National Western Life Insurance Co. Class A (d)                   113,162
                                           29,000         The Phoenix Cos., Inc.                                            370,620
                                            6,493         Presidential Life Corp.                                           105,706
                                            8,800         Universal American Financial Corp. (d)                            152,240
                                                                                                                     --------------
                                                                                                                          1,878,942
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multiline - 0.5%                10,040         Alfa Corp.                                                        145,078
                                            3,186         CNA Surety Corp. (d)                                               43,330
                                            6,509         Crawford & Co. Class B                                             46,539
                                              100         EMC Insurance Group, Inc.                                           1,906
                                            3,425         FBL Financial Group, Inc. Class A                                  95,900
                                            6,400         HealthExtras, Inc. (d)                                            106,560
                                            8,606         Hilb Rogal & Hobbs Co.                                            308,095
                                           15,268         Horace Mann Educators Corp.                                       270,854
                                            1,440         Independence Holding Co.                                           25,963
                                            2,397         Pico Holdings, Inc. (d)                                            62,106
                                           12,639         UICI                                                              306,496
                                            4,137         Zenith National Insurance Corp.                                   214,545
                                                                                                                     --------------
                                                                                                                          1,627,372
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%         7,300         21st Century Insurance Group                                      101,835
                                            1,550         Affirmative Insurance Holdings, Inc.                               22,862
                                            3,571         American Physicians Capital, Inc. (d)                             122,378
                                            9,066         Argonaut Group, Inc. (d)                                          192,380
                                            2,432         Baldwin & Lyons, Inc. Class B                                      63,086
                                            3,300         Bristol West Holdings, Inc.                                        51,150
                                            7,545         Commerce Group, Inc.                                              467,639
                                           12,700         Danielson Holdings Corp. (d)                                      219,075
                                            5,500         Direct General Corp.                                              112,970
                                            2,533         Donegal Group, Inc. Class A                                        46,031
                                            2,700         FPIC Insurance Group, Inc. (d)                                     86,805
                                            5,662         Harleysville Group, Inc.                                          112,447
                                            6,300         Infinity Property & Casualty Corp.                                196,938
                                            1,858         The Midland Company                                                58,546
                                            1,000         NYMAGIC, Inc.                                                      23,700
                                            2,600         Navigators Group, Inc. (d)                                         86,177
                                           19,115         Ohio Casualty Corp. (d)                                           439,263
                                            8,406         PMA Capital Corp. Class A (d)                                      67,248
                                            5,956         Philadelphia Consolidated Holding Co. (d)                         461,769
                                            8,423         ProAssurance Corp. (d)                                            332,709

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            6,454         RLI Corp.                                                  $      267,518
                                            1,500         Safety Insurance Group, Inc.                                       46,440
                                            9,554         Selective Insurance Group                                         441,681
                                            3,312         State Auto Financial Corp.                                         88,165
                                            2,481         United America Indemnity, Ltd. (d)                                 46,742
                                            5,600         United Fire & Casualty Co.                                        189,448
                                            8,800         Vesta Insurance Group, Inc.                                        31,240
                                                                                                                     --------------
                                                                                                                          4,376,242
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                       7,550         Affiliated Managers Group (d)                                     468,326
Companies - 0.5%                           20,700         Apollo Investment Corp.                                           347,346
                                            6,000         Calamos Asset Management, Inc. Class A                            161,520
                                              500         Capital Southwest Corp.                                            39,550
                                            1,500         Cohen & Steers, Inc.                                               24,750
                                            1,696         Gabelli Asset Management, Inc. Class A                             75,726
                                           12,800         MCG Capital Corp.                                                 196,928
                                           11,600         National Financial Partners Corp.                                 461,680
                                                                                                                     --------------
                                                                                                                          1,775,826
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.0%          4,600         Movado Group, Inc.                                                 85,100
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.7%                         5,700         Action Performance Cos., Inc.                                      75,411
                                           22,600         Callaway Golf Co.                                                 289,280
                                            1,400         Escalade, Inc.                                                     19,082
                                           11,000         K2, Inc. (d)                                                      151,250
                                            2,200         Life Time Fitness, Inc. (d)                                        59,356
                                           21,356         Penn National Gaming, Inc. (d)                                    627,439
                                           17,913         SCP Pool Corp.                                                    570,708
                                           24,800         Six Flags, Inc. (d)                                               102,176
                                            2,100         Steinway Musical Instruments (d)                                   62,916
                                            6,678         Sturm Ruger & Co., Inc.                                            46,279
                                            5,956         Vail Resorts, Inc. (d)                                            150,389
                                            5,200         West Marine, Inc. (d)                                             110,552
                                                                                                                     --------------
                                                                                                                          2,264,838
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                       10,992         Lincoln Electric Holdings, Inc.                                   330,639
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%              7,960         Applied Industrial Technologies, Inc.                             216,512
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%              3,813         Lindsay Manufacturing Co.                                          72,752
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                   2,600         ASV, Inc. (d)                                                     103,077
Handling - 0.5%                             4,517         Astec Industries, Inc. (d)                                         99,600
                                            9,211         Manitowoc Co.                                                     372,032
                                            1,387         NACCO Industries, Inc. Class A                                    141,391
                                           10,524         Stewart & Stevenson Services                                      240,894
                                           15,043         Terex Corp. (d)                                                   651,362
                                                                                                                     --------------
                                                                                                                          1,608,356
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.0%      8,200         Actuant Corp. Class A (d)                                         368,344
                                            6,700         EnPro Industries, Inc. (d)                                        184,250
                                           12,500         FSI International, Inc. (d)                                        52,875
                                            7,057         Gardner Denver, Inc. (d)                                          278,822
                                           24,600         Joy Global, Inc.                                                  862,476
                                            3,270         Kadant, Inc. (d)                                                   60,659
                                           11,303         Kennametal, Inc.                                                  536,779
                                            2,000         Middleby Corp.                                                     98,800
                                           16,334         Milacron, Inc. (d)                                                 49,819
                                            9,310         Nordson Corp.                                                     342,794
                                            6,028         Tecumseh Products Co. Class A                                     238,769
                                            2,637         Tennant Co.                                                       102,026
                                            3,799         Thomas Industries, Inc.                                           150,592
                                            2,993         Woodward Governor Co.                                             214,598
                                                                                                                     --------------
                                                                                                                          3,541,603
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &             4,168         CARBO Ceramics, Inc.                                              292,385
Services - 1.5%                            12,737         Cal Dive International, Inc. (d)                                  576,986
                                            1,688         Dril-Quip, Inc. (d)                                                51,889
                                           29,800         Global Industries Ltd. (d)                                        280,120

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,117         Gulf Island Fabrication, Inc.                              $       96,585
                                           23,200         Hanover Compressor Co. (d)                                        280,024
                                           14,700         Helmerich & Payne, Inc.                                           583,443
                                            1,900         Hornbeck Offshore Services, Inc. (d)                               47,614
                                            4,949         Hydril (d)                                                        289,071
                                           19,846         Input/Output, Inc. (d)                                            128,007
                                           41,500         Key Energy Services, Inc. (d)                                     476,005
                                            2,200         Lufkin Industries, Inc.                                           106,238
                                           27,020         Newpark Resources (d)                                             159,148
                                            8,404         Oceaneering International, Inc. (d)                               315,150
                                            7,400         Oil States International, Inc. (d)                                152,070
                                           30,281         Parker Drilling Co. (d)                                           174,116
                                            4,800         RPC, Inc.                                                          72,912
                                            5,808         SEACOR Holdings, Inc. (d)                                         370,260
                                           14,705         Superior Energy Services (d)                                      252,926
                                            4,326         Universal Compression Holdings, Inc. (d)                          163,826
                                            9,457         W-H Energy Services, Inc. (d)                                     226,306
                                                                                                                     --------------
                                                                                                                          5,095,081
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                 5,100         Applied Films Corp. (d)                                           117,912
                                            2,100         Bucyrus International, Inc.                                        82,026
                                            4,100         Cascade Corp.                                                     143,500
                                            6,925         Engineered Support Systems, Inc.                                  370,626
                                            9,861         Helix Technology Corp.                                            152,550
                                           16,798         JLG Industries, Inc.                                              361,997
                                            4,941         Semitool, Inc. (d)                                                 50,398
                                                                                                                     --------------
                                                                                                                          1,279,009
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                22,627         Champion Enterprises, Inc. (d)                                    212,694
                                            4,205         Palm Harbor Homes, Inc. (b)(d)                                     68,373
                                            1,501         Skyline Corp.                                                      57,773
                                                                                                                     --------------
                                                                                                                            338,840
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                       16,859         Federal Signal Corp.                                              255,751
                                           10,564         Rayovac Corp. (d)                                                 439,462
                                            3,931         Standex International Corp.                                       107,316
                                                                                                                     --------------
                                                                                                                            802,529
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &              4,700         Abaxis, Inc. (d)                                                   41,595
Supplies - 2.9%                             3,600         Abiomed, Inc. (d)                                                  38,088
                                           10,300         Advanced Medical Optics, Inc. (b)(d)                              372,963
                                            5,550         Advanced Neuromodulation Systems, Inc. (d)                        148,795
                                           16,200         Align Technology, Inc. (d)                                        101,088
                                           17,800         American Medical Systems Holdings, Inc. (d)                       305,804
                                            2,900         Animas Corp. (b)(d)                                                58,609
                                            5,808         Arrow International, Inc.                                         199,505
                                            5,200         Bio-Rad Laboratories, Inc. Class A (d)                            253,292
                                            8,600         Biolase Technology, Inc. (b)                                       73,100
                                            4,049         Biosite, Inc. (b)(d)                                              210,669
                                           22,600         Cardiac Science, Inc. (b)(d)                                       25,990
                                           13,300         Cepheid, Inc. (d)                                                 128,611
                                            2,313         Closure Medical Corp. (d)                                          61,757
                                            7,400         Conceptus, Inc. (d)                                                57,720
                                            9,228         Conmed Corp. (d)                                                  277,947
                                            4,469         Cyberonics, Inc. (d)                                              197,396
                                            4,900         DJ Orthopedics, Inc. (d)                                          122,745
                                            6,900         Diagnostic Products Corp.                                         333,270
                                            7,400         Encore Medical Corp. (d)                                           39,812
                                            1,600         Exactech, Inc. (d)                                                 27,152
                                            4,700         I-Flow Corp. (d)                                                   74,401
                                            3,250         ICU Medical, Inc. (b)(d)                                          115,375
                                           15,262         Immucor, Inc. (d)                                                 460,760
                                            8,922         Invacare Corp.                                                    398,189
                                            3,940         Inverness Medical Innovations, Inc. (d)                            92,590

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            6,900         Kyphon, Inc. (d)                                           $      173,673
                                            2,678         Landauer, Inc.                                                    127,312
                                            6,100         Laserscope (d)                                                    193,614
                                           11,100         Lifecell Corp. (d)                                                 98,790
                                            4,200         Medical Action Industries, Inc.                                    79,380
                                           14,244         Mentor Corp.                                                      457,232
                                            7,810         Merit Medical Systems, Inc. (d)                                    93,642
                                           10,600         Microtek Medical Holdings, Inc. (d)                                37,948
                                            4,837         Molecular Devices Corp. (d)                                        91,903
                                            4,200         NuVasive, Inc. (d)                                                 54,264
                                           15,359         OraSure Technologies, Inc. (d)                                    113,042
                                           14,000         Orthologic Corp. (d)                                               70,840
                                           16,600         Orthovita, Inc. (d)                                                56,440
                                           12,598         Owens & Minor, Inc.                                               342,036
                                           23,473         PSS World Medical, Inc. (d)                                       266,888
                                            2,700         Palomar Medical Technologies, Inc. (d)                             72,819
                                            8,614         PolyMedica Corp.                                                  273,581
                                            9,000         Sonic Innovations, Inc. (d)                                        50,220
                                            4,915         SonoSite, Inc. (d)                                                127,692
                                           20,500         Steris Corp. (d)                                                  517,625
                                            5,483         SurModics, Inc. (b)(d)                                            174,963
                                           12,000         Sybron Dental Specialties, Inc. (d)                               430,800
                                           13,929         Techne Corp. (d)                                                  559,667
                                           10,700         ThermoGenesis Corp. (d)                                            52,965
                                           11,947         Thoratec Corp. (d)                                                145,992
                                            5,900         Urologix, Inc. (d)                                                 27,081
                                            9,160         Ventana Medical Systems (d)                                       343,134
                                            9,400         Viasys Healthcare, Inc. (d)                                       179,352
                                            1,724         Vital Signs, Inc.                                                  68,770
                                            8,676         West Pharmaceutical Services, Inc.                                207,356
                                            7,300         Wright Medical Group, Inc. (d)                                    175,200
                                              600         Young Innovations, Inc.                                            21,990
                                                                                                                     --------------
                                                                                                                          9,903,434
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                     4,300         America Service Group, Inc. (d)                                    95,159
                                              856         Angiodynamics, Inc. (d)                                            15,664
                                            9,300         Hanger Orthopedic Group, Inc. (d)                                  55,335
                                            7,500         Magellan Health Services, Inc. (d)                                255,375
                                            4,781         Option Care, Inc.                                                  98,441
                                            9,997         Parexel International Corp. (d)                                   234,930
                                              700         Proxymed, Inc. (d)                                                  6,083
                                            6,095         RehabCare Group, Inc. (d)                                         174,987
                                                                                                                     --------------
                                                                                                                            935,974
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                    3,500         CIRCOR International, Inc.                                         86,275
                                           18,556         Commercial Metals Co.                                             628,863
                                            5,250         Encore Wire Corp. (d)                                              53,550
                                            9,426         Kaydon Corp.                                                      295,976
                                            9,358         Lone Star Technologies (d)                                        368,986
                                           13,863         Maverick Tube Corp. (d)                                           450,686
                                            7,100         Metals USA, Inc. (d)                                              139,089
                                            5,565         NN, Inc.                                                           68,561
                                            4,655         NS Group, Inc. (d)                                                146,214
                                            2,556         Penn Engineering & Manufacturing Corp.                             46,136
                                            8,607         Quanex Corp.                                                      458,925
                                            6,613         RTI International Metals, Inc. (d)                                154,744
                                            8,647         Reliance Steel & Aluminum Co.                                     345,966
                                            5,893         Ryerson Tull, Inc.                                                 74,664
                                           18,000         The Shaw Group, Inc. (d)                                          392,400
                                            4,158         Valmont Industries, Inc.                                           92,807
                                                                                                                     --------------
                                                                                                                          3,803,842
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                           6,573         AMCOL International Corp.                                  $      123,309
Miscellaneous - 0.6%                        9,400         Alpha Natural Resources, Inc. (d)                                 269,498
                                            5,511         Brush Engineered Materials, Inc. (d)                              104,874
                                            6,318         Cleveland-Cliffs, Inc.                                            460,393
                                            3,300         Compass Minerals International, Inc.                               83,985
                                           30,244         GrafTech International Ltd. (d)                                   172,088
                                           36,800         Hecla Mining Co. (d)                                              201,664
                                            6,353         Minerals Technologies, Inc.                                       417,900
                                           12,064         Stillwater Mining Co. (d)                                         118,830
                                            1,000         Titanium Metals Corp. (d)                                          36,000
                                                                                                                     --------------
                                                                                                                          1,988,541
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit &                           22,478         Corn Products International, Inc.                                 584,203
Grain Processing - 0.2%                     3,800         MGP Ingredients, Inc.                                              31,692
                                                                                                                     --------------
                                                                                                                            615,895
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.1%           11,800         NeighborCare, Inc. (d)                                            345,150
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                   6,750         Ceradyne, Inc. (d)                                                150,998
Commodities - 0.2%                          9,379         Symyx Technologies (d)                                            206,807
                                            6,489         WD-40 Co.                                                         210,828
                                                                                                                     --------------
                                                                                                                            568,633
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                   8,838         Insituform Technologies, Inc. Class A (d)                         128,239
Processing - 0.3%                           4,700         Metal Management, Inc.                                            120,696
                                            5,455         Rogers Corp. (d)                                                  218,200
                                           26,459         USEC, Inc.                                                        430,753
                                                                                                                     --------------
                                                                                                                            897,888
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.0%     11,600         BE Aerospace, Inc. (d)                                            139,200
-----------------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%            14,671         GenCorp, Inc.                                                     293,420
                                            7,294         Kaman Corp. Class A                                                90,810
                                            8,199         Lancaster Colony Corp.                                            348,867
                                            5,200         Raven Industries, Inc.                                            106,184
                                            1,465         Sequa Corp. Class A (d)                                            75,960
                                           12,050         Trinity Industries, Inc.                                          339,449
                                            8,202         Walter Industries, Inc.                                           348,995
                                                                                                                     --------------
                                                                                                                          1,603,685
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                 1,000         General Binding Corp. (d)                                          21,000
Equipment - 0.1%                            5,124         Imagistics International, Inc. (d)                                178,981
                                            7,374         Kimball International, Inc. Class B                               106,923
                                            4,000         Knoll, Inc.                                                        66,720
                                           10,640         Presstek, Inc. (d)                                                 82,141
                                            3,400         Transact Technologies, Inc. (d)                                    34,034
                                                                                                                     --------------
                                                                                                                            489,799
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                    2,927         Atwood Oceanics, Inc. (d)                                         194,763
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.4%                 1,700         Atlas America, Inc. (b)(d)                                         61,489
                                            4,901         Berry Petroleum Co. Class A                                       252,156
                                            4,100         Bill Barrett Corp. (d)                                            118,531
                                           11,600         Brigham Exploration Co. (d)                                       107,068
                                           10,474         Cabot Oil & Gas Corp. Class A                                     577,641
                                            6,000         Callon Petroleum Co. (d)                                           93,240
                                            8,300         Cheniere Energy, Inc. (d)                                         535,433
                                           12,900         Cimarex Energy Co. (b)(d)                                         503,100
                                            2,400         Clayton Williams Energy, Inc. (d)                                  62,160
                                           10,457         Comstock Resources, Inc. (d)                                      300,534
                                           16,670         Denbury Resources, Inc. (d)                                       587,284
                                            5,700         Edge Petroleum Corp. (d)                                           94,392
                                            6,200         Encore Acquisition Co. (d)                                        256,060
                                            8,000         Energy Partners Ltd. (d)                                          207,760
                                            9,300         FX Energy, Inc. (d)                                               106,392
                                           14,700         Forest Oil Corp. (d)                                              595,350
                                            9,815         Frontier Oil Corp.                                                355,892
                                           61,743         Grey Wolf, Inc.                                                   406,269

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           11,600         Harvest Natural Resources, Inc. (d)                        $      137,924
                                            3,283         Houston Exploration Co. (d)                                       186,967
                                           26,972         Magnum Hunter Resources, Inc. (d)                                 434,519
                                            4,200         McMoRan Exploration Co. (b)(d)                                     84,420
                                           18,911         Meridian Resource Corp. (d)                                        97,581
                                            5,100         Petroleum Development Corp. (d)                                   192,219
                                           25,290         Plains Exploration & Production Co. (d)                           882,621
                                            9,420         Quicksilver Resources, Inc. (b)(d)                                459,037
                                           25,437         Range Resources Corp.                                             594,208
                                            7,220         Remington Oil & Gas Corp. (d)                                     227,574
                                            4,549         Resource America, Inc. Class A                                    159,420
                                            6,887         Spinnaker Exploration Co. (d)                                     244,695
                                            9,526         St. Mary Land & Exploration Co.                                   476,776
                                            6,378         Stone Energy Corp. (d)                                            309,779
                                            8,917         Swift Energy Co. (d)                                              253,599
                                            4,500         Todco Class A (d)                                                 116,280
                                           11,508         Unit Corp. (d)                                                    519,816
                                           17,683         Vintage Petroleum, Inc.                                           556,307
                                            4,000         W&T Offshore, Inc.                                                 83,040
                                            5,400         Warren Resources, Inc. (d)                                         57,942
                                            6,800         Whiting Petroleum Corp. (d)                                       277,304
                                                                                                                     --------------
                                                                                                                         11,572,779
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%             6,900         Delta Petroleum Corp. (d)                                          99,981
                                            4,500         Giant Industries, Inc. (d)                                        115,650
                                           15,200         KCS Energy, Inc. (d)                                              233,472
                                           16,100         Mission Resources Corp. (d)                                       113,988
                                                                                                                     --------------
                                                                                                                            563,091
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                   13,676         Ferro Corp.                                                       257,382
                                            9,540         HB Fuller Co.                                                     276,660
                                            1,794         Kronos Worldwide, Inc.                                             76,259
                                                                                                                     --------------
                                                                                                                            610,301
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                8,026         Albany International Corp. Class A                                247,842
                                            7,398         Buckeye Technologies, Inc. (d)                                     79,898
                                           11,074         Caraustar Industries, Inc. (d)                                    142,855
                                            5,092         Chesapeake Corp.                                                  107,034
                                            9,401         Glatfelter                                                        138,665
                                            7,580         Rock-Tenn Co. Class A                                             100,814
                                           14,642         Wausau-Mosinee Paper Corp.                                        207,038
                                                                                                                     --------------
                                                                                                                          1,024,146
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                             7,654         Spartech Corp.                                                    151,932
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental          16,300         Darling International, Inc. (d)                                    65,037
Services - 0.2%                             3,400         Duratek, Inc. (d)                                                  67,830
                                           13,246         Headwaters, Inc. (d)                                              434,734
                                            2,800         TRC Cos., Inc. (d)                                                 41,160
                                                                                                                     --------------
                                                                                                                            608,761
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%         8,151         Regal-Beloit Corp.                                                234,667
                                            3,711         Woodhead Industries, Inc.                                          50,470
                                                                                                                     --------------
                                                                                                                            285,137
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%          4,200         American Reprographics Co. (d)                                     60,270
                                           10,882         Bowne & Co., Inc.                                                 163,665
                                            2,400         Schawk, Inc.                                                       43,800
                                                                                                                     --------------
                                                                                                                            267,735
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology                       2,200         ADE Corp. (d)                                                      48,840
Equipment - 1.3%                           10,857         ATMI, Inc. (d)                                                    271,859
                                            4,200         August Technology Corp. (d)                                        49,224
                                           31,300         Axcelis Technologies, Inc. (d)                                    228,490
                                           14,988         Brooks Automation, Inc. (d)                                       227,518
                                           13,656         Cognex Corp.                                                      339,761
                                           27,768         Credence Systems Corp. (d)                                        219,645
                                           10,700         Cymer, Inc. (d)                                                   286,439

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            5,731         Dionex Corp. (d)                                           $      312,340
                                            5,508         Dupont Photomasks, Inc. (d)                                       146,898
                                           10,061         Electro Scientific Industries, Inc. (d)                           195,083
                                           13,300         Entegris, Inc. (d)                                                131,537
                                            7,490         Esterline Technologies Corp. (d)                                  258,780
                                            7,255         FEI Co. (d)                                                       167,953
                                            3,200         Intevac, Inc. (d)                                                  30,176
                                           17,656         Kulicke & Soffa Industries, Inc. (d)                              111,056
                                           16,603         LTX Corp. (d)                                                      73,717
                                            7,700         MTS Systems Corp.                                                 223,531
                                           11,099         Mattson Technology, Inc. (d)                                       88,126
                                           12,100         Mykrolis Corp. (d)                                                173,030
                                            6,162         Photon Dynamics, Inc. (d)                                         117,448
                                            9,979         Photronics, Inc. (d)                                              180,620
                                            5,100         Rofin-Sinar Technologies, Inc. (d)                                163,914
                                            4,273         Rudolph Technologies, Inc. (d)                                     64,351
                                            6,990         Ultratech, Inc. (d)                                               102,054
                                           11,042         Varian Semiconductor Equipment Associates, Inc. (d)               419,706
                                                                                                                     --------------
                                                                                                                          4,632,096
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.6%            4,381         Advanced Marketing Services                                        26,286
                                            8,494         Banta Corp.                                                       363,543
                                            3,400         Consolidated Graphics, Inc. (d)                                   178,840
                                            1,300         Courier Corp.                                                      68,172
                                            2,782         Martha Stewart Living Omnimedia Class A (b)(d)                     62,845
                                            4,207         Playboy Enterprises, Inc. Class B (d)                              54,270
                                           43,300         Primedia, Inc. (d)                                                188,355
                                           31,100         The Reader's Digest Association, Inc. Class A                     538,341
                                            9,660         Scholastic Corp. (d)                                              356,357
                                            3,100         Thomas Nelson, Inc.                                                73,315
                                                                                                                     --------------
                                                                                                                          1,910,324
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%              19,429         Hollinger International, Inc. Class A                             211,776
                                            8,100         Journal Communications, Inc. Class A                              134,055
                                           12,233         Journal Register Co. (d)                                          204,291
                                            2,255         Pulitzer, Inc.                                                    143,711
                                                                                                                     --------------
                                                                                                                            693,833
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%              1,633         Beasley Broadcasting Group, Inc. Class A (d)                       29,035
                                           14,900         Cumulus Media, Inc. Class A (d)                                   212,325
                                           17,400         Emmis Communications Corp. Class A (d)                            334,428
                                            1,500         Fisher Communications, Inc. (d)                                    77,565
                                           13,100         Gray Television, Inc.                                             189,557
                                            5,054         Liberty Corp.                                                     204,940
                                            8,400         Lin TV Corp. Class A (d)                                          142,212
                                            5,900         Nexstar Broadcasting Group, Inc. Class A (d)                       41,595
                                           20,268         Paxson Communications Corp. (d)                                    13,985
                                           10,171         Regent Communications, Inc. (d)                                    54,415
                                            5,033         Saga Communications, Inc. Class A (d)                              81,031
                                            2,883         Salem Communications Corp. Class A (d)                             59,390
                                           13,964         Sinclair Broadcast Group, Inc. Class A                            112,131
                                           14,584         Spanish Broadcasting System Class A (d)                           149,632
                                            1,168         World Wrestling Entertainment, Inc.                                14,016
                                            7,108         Young Broadcasting, Inc. Class A (d)                               61,413
                                                                                                                     --------------
                                                                                                                          1,777,670
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                     500         Greenbrier Cos., Inc.                                              17,545
                                           12,739         Westinghouse Air Brake Technologies Corp.                         261,022
                                                                                                                     --------------
                                                                                                                            278,567
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                            5,281         Florida East Coast Industries                                     224,337
                                            5,550         Genesee & Wyoming, Inc. Class A (d)                               143,801
                                           20,976         Kansas City Southern (d)                                          403,998
                                            8,902         RailAmerica, Inc. (d)                                             111,097
                                                                                                                     --------------
                                                                                                                            883,233
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                          1,500         Avatar Holdings, Inc. (b)(d)                               $       70,275
                                            3,800         Bluegreen Corp. (d)                                                48,830
                                            1,700         Consolidated-Tomoka Land Co.                                       97,291
                                           18,200         ECC Capital Corp.                                                 109,200
                                            6,000         Education Realty Trust, Inc.                                       99,780
                                           15,500         Fieldstone Investment Corp.                                       230,485
                                            3,700         First Acceptance Corp. (d)                                         39,220
                                            1,300         Reading International, Inc. Class A                                 9,165
                                           20,500         Spirit Finance Corp.                                              222,630
                                            8,000         Sunterra Corp. (b)(d)                                             120,640
                                              375         Tarragon Corp. (d)                                                  7,571
                                            1,915         Tejon Ranch Co. (d)                                                85,409
                                           10,000         Trammell Crow Co. (d)                                             205,700
                                            9,900         WCI Communities, Inc. (d)                                         297,792
                                                                                                                     --------------
                                                                                                                          1,643,988
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts               7,740         AMLI Residential Properties Trust                                 211,999
(REIT) - 6.6%                              12,400         Aames Investment Corp.                                            101,680
                                           10,201         Acadia Realty Trust                                               164,032
                                            6,100         Affordable Residential Communities                                 77,165
                                              567         Alexander's, Inc. (d)                                             136,931
                                            6,156         Alexandria Real Estate Equities, Inc.                             396,323
                                            2,150         American Campus Communities, Inc.                                  45,150
                                           37,000         American Financial Realty Trust                                   541,310
                                           10,197         American Home Mortgage Investment Corp.                           292,042
                                           16,300         Anthracite Capital, Inc.                                          181,582
                                           14,300         Anworth Mortgage Asset Corp.                                      136,565
                                            2,400         Arbor Realty Trust, Inc.                                           59,400
                                            7,900         Ashford Hospitality Trust, Inc.                                    80,580
                                            5,899         Bedford Property Investors                                        128,775
                                            4,650         BioMed Realty Trust, Inc.                                          95,790
                                           12,347         Brandywine Realty Trust                                           350,655
                                            9,748         CRT Properties, Inc.                                              212,311
                                           12,850         Capital Automotive REIT                                           425,592
                                           10,100         Capital Lease Funding, Inc.                                       111,605
                                              700         Capital Trust, Inc.                                                23,226
                                            7,600         Capstead Mortgage Corp.                                            64,980
                                           18,200         CarrAmerica Realty Corp.                                          574,210
                                            7,900         Cedar Shopping Centers, Inc.                                      112,496
                                            5,806         Colonial Properties Trust                                         223,008
                                           15,775         Commercial Net Lease Realty                                       291,049
                                           15,803         Cornerstone Realty Income Trust, Inc.                             156,766
                                            9,900         Corporate Office Properties Trust                                 262,152
                                            3,400         Correctional Properties Trust                                      85,850
                                           11,000         Cousins Properties, Inc.                                          284,570
                                            6,427         Eastgroup Properties                                              242,298
                                            8,680         Entertainment Properties Trust                                    359,612
                                           15,740         Equity Inns, Inc.                                                 173,612
                                            6,194         Equity Lifestyle Properties, Inc.                                 218,339
                                            9,300         Equity One, Inc.                                                  191,487
                                            6,695         Essex Property Trust, Inc.                                        461,553
                                            3,850         Extra Space Storage, Inc.                                          51,975
                                           15,870         FelCor Lodging Trust, Inc. (d)                                    197,264
                                           13,900         First Industrial Realty Trust, Inc.                               525,837
                                            9,100         GMH Communities Trust                                             106,561
                                            9,382         Gables Residential Trust                                          312,421
                                            5,400         Getty Realty Corp.                                                137,970
                                           10,439         Glenborough Realty Trust, Inc.                                    199,594
                                           11,356         Glimcher Realty Trust                                             269,137
                                            1,700         Global Signal, Inc.                                                50,932
                                            9,500         Government Properties Trust, Inc.                                  94,620

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            1,750         Gramercy Capital Corp.                                     $       34,125
                                           14,600         Healthcare Realty Trust, Inc.                                     532,024
                                            7,800         Heritage Property Investment Trust                                231,504
                                            8,200         Highland Hospitality Corp.                                         84,870
                                           16,700         Highwoods Properties, Inc.                                        447,894
                                           10,220         Home Properties, Inc.                                             396,536
                                            6,500         HomeBanc Corp.                                                     57,460
                                           23,100         IMPAC Mortgage Holdings, Inc.                                     443,058
                                           12,792         Innkeepers USA Trust                                              165,145
                                           13,700         Investors Real Estate Trust                                       127,821
                                            8,878         Kilroy Realty Corp.                                               363,199
                                            3,200         Kite Realty Group Trust                                            46,080
                                            7,800         Kramont Realty Trust                                              182,520
                                            4,500         LTC Properties, Inc.                                               78,075
                                           57,500         La Quinta Corp. (d)                                               488,750
                                            9,020         LaSalle Hotel Properties                                          262,031
                                           14,642         Lexington Corporate Properties Trust                              321,245
                                            9,400         Luminent Mortgage Capital, Inc.                                   103,212
                                           26,100         MFA Mortgage Investments, Inc.                                    198,621
                                            9,900         Maguire Properties, Inc.                                          236,412
                                           24,458         Meristar Hospitality Corp. (d)                                    171,206
                                            5,529         Mid-America Apartment Communities, Inc.                           201,809
                                            4,500         Mission West Properties                                            47,700
                                            6,929         National Health Investors, Inc.                                   180,015
                                           21,359         Nationwide Health Properties, Inc.                                431,665
                                           14,550         New Century Financial Corp.                                       681,231
                                           11,100         Newcastle Investment Corp.                                        328,560
                                            8,400         Novastar Financial, Inc.                                          302,484
                                           15,600         Omega Healthcare Investors, Inc.                                  171,288
                                            6,000         Origen Financial, Inc.                                             41,460
                                            4,308         PS Business Parks, Inc.                                           173,612
                                            3,604         Parkway Properties, Inc.                                          168,307
                                            9,832         Pennsylvania Real Estate Investment Trust                         396,426
                                           13,086         Post Properties, Inc.                                             406,189
                                           13,050         Prentiss Properties Trust                                         445,788
                                            8,800         RAIT Investment Trust                                             236,016
                                            5,400         Ramco-Gershenson Properties                                       146,610
                                           26,400         Realty, Income Corp.                                              604,032
                                            5,895         Redwood Trust, Inc.                                               301,706
                                            4,522         Saul Centers, Inc.                                                144,704
                                           14,600         Saxon Capital Inc.                                                250,390
                                           16,414         Senior Housing Properties Trust                                   273,786
                                            4,604         Sovran Self Storage, Inc.                                         182,457
                                            3,500         Strategic Hotel Capital, Inc.                                      51,450
                                            5,343         Sun Communities, Inc.                                             191,279
                                            7,100         Sunstone Hotel Investors, Inc.                                    152,295
                                           10,122         Tanger Factory Outlet Centers, Inc.                               222,684
                                           15,608         Taubman Centers, Inc.                                             432,966
                                            6,763         The Town & Country Trust                                          178,881
                                            9,200         Trustreet Properties, Inc.                                        141,588
                                            8,400         U-Store-It Trust                                                  146,160
                                            3,627         Universal Health Realty Income Trust                              102,463
                                            5,700         Urstadt Biddle Properties, Inc. Class A                            86,925
                                           12,765         Washington Real Estate Investment Trust                           366,994
                                            7,055         Winston Hotels, Inc.                                               82,544
                                                                                                                     --------------
                                                                                                                         22,665,258
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%        5,743         Arctic Cat, Inc.                                                  155,405
                                            4,307         Coachmen Industries, Inc.                                          58,575
                                           17,299         Fleetwood Enterprises, Inc. (b)(d)                                150,501
                                            2,175         Marine Products Corp.                                              36,562

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            8,924         Monaco Coach Corp.                                         $      144,123
                                           11,984         Thor Industries, Inc.                                             358,441
                                            7,890         Winnebago Industries                                              249,324
                                                                                                                     --------------
                                                                                                                          1,152,931
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                  3,753         Electro Rent Corp. (d)                                             50,365
Commercial - 0.3%                          15,700         GATX Corp.                                                        521,083
                                            2,900         Marlin Business Services, Inc. (d)                                 59,102
                                            4,410         McGrath Rentcorp                                                  103,106
                                           13,600         United Rentals, Inc. (d)                                          274,856
                                                                                                                     --------------
                                                                                                                          1,008,512
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                 11,593         Aaron Rents, Inc.                                                 231,860
Consumer - 0.2%                             2,200         Amerco, Inc. (d)                                                  101,860
                                            8,195         Dollar Thrifty Automotive Group (d)                               268,632
                                            8,178         Rent-Way, Inc. (d)                                                 67,060
                                            4,558         WESCO International, Inc. (d)                                     127,624
                                                                                                                     --------------
                                                                                                                            797,036
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.8%                          3,300         BJ's Restaurants, Inc. (d)                                         63,987
                                           12,480         Bob Evans Farms, Inc.                                             292,656
                                              625         Buffalo Wild Wings, Inc. (d)                                       23,644
                                           14,700         CBRL Group, Inc.                                                  607,110
                                           11,650         CEC Entertainment, Inc. (d)                                       426,390
                                           16,300         CKE Restaurants, Inc.                                             258,355
                                            6,300         California Pizza Kitchen, Inc. (d)                                147,672
                                            4,100         Cosi, Inc. (d)                                                     27,880
                                            3,400         Dave & Buster's, Inc. (d)                                          63,580
                                            4,350         Domino's Pizza, Inc.                                               81,302
                                            6,248         Ihop Corp.                                                        297,905
                                           11,818         Jack in the Box, Inc. (d)                                         438,448
                                           15,300         Krispy Kreme Doughnuts, Inc. (b)(d)                               116,739
                                            6,696         Landry's Restaurants, Inc.                                        193,648
                                            4,954         Lone Star Steakhouse & Saloon                                     143,195
                                            8,684         O'Charleys, Inc. (d)                                              188,790
                                            7,408         PF Chang's China Bistro, Inc. (d)                                 442,998
                                            8,000         Panera Bread Co. Class A (d)                                      452,240
                                            4,548         Papa John's International, Inc. (d)                               157,907
                                           10,577         Rare Hospitality International, Inc. (d)                          326,618
                                            4,000         Red Robin Gourmet Burgers, Inc. (d)                               203,640
                                           15,000         Ryan's Restaurant Group, Inc. (d)                                 217,950
                                           19,914         Sonic Corp. (d)                                                   665,128
                                            7,028         The Steak N Shake Co. (d)                                         135,992
                                           11,550         Triarc Cos.                                                       159,737
                                                                                                                     --------------
                                                                                                                          6,133,511
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.1%                               1,700         1-800 Contacts, Inc. (d)                                           35,479
                                            7,324         1-800-FLOWERS.COM, Inc. Class A (d)                                55,443
                                           15,400         99 Cents Only Stores (d)                                          202,818
                                            4,600         AC Moore Arts & Crafts, Inc. (d)                                  122,636
                                           17,350         Aeropostale, Inc. (d)                                             568,212
                                            1,900         America's Car Mart, Inc. (d)                                       66,614
                                            2,600         Asbury Automotive Group, Inc. (d)                                  40,040
                                            3,915         Bebe Stores, Inc.                                                 132,914
                                            5,600         Big 5 Sporting Goods Corp.                                        138,320
                                            1,900         Blair Corp.                                                        62,643
                                            1,900         Blue Nile, Inc. (d)                                                52,535
                                            3,000         BlueLinx Holdings, Inc.                                            40,530
                                            3,700         The Bon-Ton Stores, Inc.                                           66,933
                                            6,650         Brookstone, Inc. (d)                                              107,863
                                            5,979         Brown Shoe Co., Inc.                                              204,900
                                            1,249         The Buckle, Inc.                                                   43,603
                                            5,592         Burlington Coat Factory Warehouse Corp.                           160,490
                                           13,934         CSK Auto Corp. (d)                                                245,935

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,450         Cache, Inc. (d)                                            $       60,298
                                            9,800         Casual Male Retail Group, Inc. (b)(d)                              63,602
                                            6,397         The Cato Corp. Class A                                            206,303
                                            5,400         Central Garden and Pet Co. (d)                                    236,844
                                            4,400         Charlotte Russe Holding, Inc. (d)                                  56,848
                                           36,040         Charming Shoppes (d)                                              293,005
                                            4,585         Childrens Place (d)                                               218,934
                                           12,328         Christopher & Banks Corp.                                         216,973
                                           11,745         Coldwater Creek, Inc. (d)                                         217,048
                                              600         Conn's, Inc. (d)                                                   11,280
                                            6,776         Cost Plus, Inc. (d)                                               182,139
                                              500         DEB Shops, Inc.                                                    14,110
                                            9,700         Dick's Sporting Goods, Inc. (d)                                   356,281
                                            6,845         Dress Barn, Inc. (d)                                              124,716
                                           10,300         Drugstore.Com (d)                                                  26,574
                                            3,931         Electronics Boutique Holdings Corp. (d)                           168,915
                                            4,200         FTD Group, Inc. (d)                                                50,904
                                           13,535         Fred's, Inc.                                                      232,396
                                            5,000         GSI Commerce, Inc. (d)                                             67,650
                                           11,700         GameStop Corp. Class B (d)                                        260,910
                                               16         Gander Mountain Co. (d)                                               210
                                            7,038         Genesco, Inc. (d)                                                 200,020
                                            7,800         Global Imaging Systems, Inc. (d)                                  276,588
                                            6,100         Goody's Family Clothing, Inc.                                      55,083
                                            5,532         Group 1 Automotive, Inc. (d)                                      145,492
                                            6,939         Guitar Center, Inc. (d)                                           380,465
                                            9,458         Gymboree Corp. (d)                                                118,603
                                           14,181         Hot Topic, Inc. (d)                                               309,855
                                            8,200         Hancock Fabrics, Inc.                                              61,008
                                            7,761         Handleman Co.                                                     147,149
                                            8,450         Hibbett Sporting Goods, Inc. (d)                                  253,838
                                           16,298         Insight Enterprises, Inc. (d)                                     286,193
                                            4,000         Interline Brands Inc. (d)                                          76,440
                                            6,862         The J. Jill Group, Inc. (d)                                        94,421
                                            2,387         Jos A. Bank Clothiers, Inc. (b)(d)                                 69,939
                                            6,005         Jo-Ann Stores, Inc. (d)                                           168,680
                                            1,647         Lawson Products                                                    77,080
                                           13,318         Linens 'N Things, Inc. (d)                                        330,686
                                            4,600         Lithia Motors, Inc. Class A                                       117,806
                                            3,000         MarineMax, Inc. (d)                                                93,540
                                           10,761         Men's Wearhouse, Inc. (d)                                         454,222
                                            3,700         Overstock.com, Inc. (b)(d)                                        159,063
                                            1,259         PC Connection, Inc. (d)                                             7,390
                                            3,400         PC Mall, Inc. (d)                                                  42,228
                                           17,910         PEP Boys-Manny Moe & Jack                                         314,858
                                            2,800         The Pantry, Inc. (d)                                               86,716
                                            3,500         Party City Corp. (d)                                               51,240
                                           20,100         Payless Shoesource, Inc. (d)                                      317,379
                                            5,400         PetMed Express, Inc. (d)                                           40,014
                                            7,416         Priceline.com, Inc. (b)(d)                                        186,883
                                           11,700         Restoration Hardware, Inc. (d)                                     66,690
                                            2,300         Retail Ventures, Inc. (d)                                          20,953
                                              100         Rush Enterprises, Inc. Class B                                      1,686
                                            3,047         Russ Berrie & Co., Inc.                                            58,350
                                            7,054         School Specialty, Inc. (d)                                        276,235
                                            2,600         Sharper Image Corp. (d)                                            43,186
                                            9,098         ShopKo Stores, Inc. (d)                                           202,158
                                            8,600         Sonic Automotive, Inc.                                            195,306
                                            6,926         The Sports Authority, Inc. (d)                                    190,465
                                            5,200         Stage Stores, Inc. (d)                                            199,628

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            5,203         Stamps.com, Inc. (d)                                       $       86,370
                                            6,824         Stein Mart, Inc. (d)                                              153,540
                                           10,666         Too, Inc. (d)                                                     263,130
                                           10,600         Tractor Supply Co. (d)                                            462,690
                                            9,530         Trans World Entertainment (d)                                     140,377
                                            7,490         Tuesday Morning Corp. (d)                                         216,236
                                            5,531         United Auto Group, Inc.                                           153,928
                                           12,980         United Natural Foods, Inc. (d)                                    371,617
                                            6,056         Valuevision Media, Inc. Class A (d)                                74,913
                                           17,400         Zale Corp. (d)                                                    517,128
                                                                                                                     --------------
                                                                                                                         14,031,313
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                       6,737         Anchor Bancorp Wisconsin, Inc.                                    189,377
                                              750         BFC Financial Corp. (d)                                             7,088
                                           21,738         Bank Mutual Corp.                                                 256,943
                                           15,342         BankAtlantic Bancorp, Inc. Class A                                266,951
                                            9,573         Bankunited Financial Corp. Class A                                257,131
                                            1,600         Berkshire Hills Bancorp, Inc.                                      54,000
                                            1,900         Beverly Hills Bancorp, Inc.                                        20,368
                                           18,787         Brookline Bancorp, Inc.                                           279,926
                                              500         Charter Financial Corp.                                            16,685
                                            1,900         Citizens First Bancorp, Inc.                                       42,446
                                            4,275         Coastal Financial Corp.                                            64,211
                                           12,926         Commercial Capital Bancorp, Inc.                                  263,044
                                           14,127         Commercial Federal Corp.                                          390,612
                                           11,749         Dime Community Bancshares                                         178,585
                                            5,900         Downey Financial Corp.                                            363,027
                                            6,622         Fidelity Bankshares, Inc.                                         152,174
                                            4,026         First Financial Holdings, Inc.                                    111,842
                                            3,240         First Indiana Corp.                                                78,408
                                           40,753         First Niagara Financial Group, Inc.                               538,347
                                            3,000         First Place Financial Corp.                                        54,900
                                            6,450         First Republic Bank                                               208,787
                                            5,600         FirstFed Financial Corp. (d)                                      285,656
                                            8,350         Flagstar Bancorp, Inc.                                            163,243
                                            5,175         Flushing Financial Corp.                                           94,185
                                            3,078         Great Southern Bancorp, Inc.                                       99,943
                                            7,017         Harbor Florida Bancshares, Inc.                                   239,280
                                            3,200         Horizon Financial Corp.                                            60,096
                                            2,500         IBERIABANK Corp.                                                  140,650
                                            1,800         ITLA Capital Corp. (d)                                             89,928
                                            8,100         KNBT Bancorp, Inc.                                                123,930
                                            8,660         MAF Bancorp, Inc.                                                 359,736
                                              300         NASB Financial, Inc.                                               11,775
                                           17,911         Netbank, Inc.                                                     151,885
                                            4,667         Northwest Bancorp, Inc.                                            99,920
                                            2,896         OceanFirst Financial Corp.                                         66,521
                                           11,665         Ocwen Financial Corp. (b)(d)                                       94,137
                                            7,111         PFF Bancorp, Inc.                                                 196,264
                                            6,228         Partners Trust Financial Group, Inc.                               66,017
                                            2,800         Pennfed Financial Services, Inc.                                   41,552
                                            9,989         Provident Bancorp, Inc.                                           122,265
                                            1,550         Provident Financial Holdings, Inc.                                 46,097
                                           21,761         Provident Financial Services, Inc.                                372,111
                                            8,069         Sterling Financial Corp.                                          288,063
                                            7,200         TierOne Corp.                                                     169,200
                                            8,261         United Community Financial Corp.                                   91,614
                                              400         Westfield Financial, Inc.                                          10,000
                                                                                                                     --------------
                                                                                                                          7,278,920
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                      7,176         BioVeris Corp. (d)                                                 37,889
Suppliers - 0.2%                           13,035         Newport Corp. (d)                                                 188,877

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           10,735         Varian, Inc. (d)                                           $      406,749
                                                                                                                     --------------
                                                                                                                            633,515
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                      2,250         Archipelago Holdings, Inc. (d)                                     39,825
Services - 0.4%                               900         BKF Capital Group, Inc.                                            36,009
                                           15,345         CharterMac                                                        329,918
                                           15,500         Investment Technology Group, Inc. (d)                             271,250
                                           35,900         Knight Trading Group, Inc. Class A (d)                            346,076
                                           15,200         LaBranche & Co., Inc. (d)                                         141,360
                                            7,761         NCO Group, Inc. (d)                                               151,728
                                            4,804         SWS Group, Inc.                                                    77,008
                                                                                                                     --------------
                                                                                                                          1,393,174
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.7%                 3,963         4Kids Entertainment, Inc. (d)                                      87,622
                                           12,070         ABM Industries, Inc.                                              232,106
                                            3,905         AMN Healthcare Services, Inc. (d)                                  62,128
                                            6,961         Administaff, Inc.                                                 101,630
                                            4,500         The Advisory Board Co. (d)                                        196,650
                                            3,400         Ambassadors Group, Inc.                                           113,628
                                            3,000         Angelica Corp.                                                     84,000
                                           13,700         Autobytel, Inc. (d)                                                69,048
                                            3,801         CDI Corp.                                                          84,116
                                            6,478         Casella Waste Systems, Inc. (d)                                    85,704
                                            5,685         Central Parking Corp.                                              97,668
                                           19,253         Century Business Services, Inc. (d)                                78,937
                                            2,500         Charles River Associates, Inc. (d)                                123,375
                                            3,486         Chemed Corp.                                                      266,609
                                            4,900         Clark, Inc.                                                        75,852
                                            7,692         Coinstar, Inc. (d)                                                163,070
                                            4,400         Cornell Cos., Inc. (d)                                             55,440
                                           11,994         Corrections Corp. of America (d)                                  462,968
                                            5,650         CoStar Group, Inc. (d)                                            208,203
                                            8,100         Cross Country Healthcare, Inc. (d)                                135,756
                                            6,700         DiamondCluster International, Inc. Class A (d)                    107,870
                                            3,302         Exponent, Inc. (d)                                                 78,885
                                           13,041         FTI Consulting, Inc. (d)                                          269,166
                                            2,400         First Advantage Corp. Class A (d)                                  50,400
                                            4,481         Forrester Research, Inc. (d)                                       63,092
                                            6,277         G&K Services, Inc. Class A                                        252,900
                                            2,600         Gartner, Inc. Class B (d)                                          24,310
                                            3,200         The Geo Group, Inc. (d)                                            91,456
                                            7,000         Gevity HR, Inc.                                                   133,840
                                            2,800         Greg Manning Auctions, Inc. (b)                                    28,196
                                           15,900         Harris Interactive, Inc. (d)                                       73,299
                                            5,158         Heidrick & Struggles International, Inc. (d)                      189,660
                                            8,000         Hudson Highland Group, Inc. (d)                                   136,720
                                            2,865         Insurance Auto Auctions, Inc. (d)                                  79,790
                                           12,900         Jackson Hewitt Tax Service, Inc.                                  269,868
                                            5,768         Kelly Services, Inc. Class A                                      166,061
                                            5,800         Kforce, Inc. (d)                                                   63,742
                                           11,168         Korn/Ferry International (d)                                      212,527
                                           14,222         Labor Ready, Inc. (d)                                             265,240
                                            5,404         MAXIMUS, Inc.                                                     180,980
                                           32,105         MPS Group, Inc. (d)                                               337,424
                                            3,700         Medical Staffing Network Holdings, Inc. (d)                        24,457
                                            5,742         Midas, Inc. (d)                                                   131,090
                                            2,900         Monro Muffler, Inc. (d)                                            74,849
                                           15,123         Navigant Consulting, Inc. (d)                                     411,799
                                            4,811         Navigant International, Inc. (d)                                   65,718
                                            3,717         Netratings, Inc. (d)                                               56,684
                                            2,721         PDI, Inc. (d)                                                      55,781
                                            8,839         Pegasus Solutions, Inc. (d)                                       104,477

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            3,860         Pre-Paid Legal Services, Inc. (b)                          $      130,622
                                           13,532         Resources Connection, Inc. (d)                                    283,225
                                            9,402         Rollins, Inc.                                                     174,877
                                           17,800         Sitel Corp. (d)                                                    34,888
                                            8,200         Source Interlink Cos., Inc. (d)                                    92,250
                                           21,029         Spherion Corp. (d)                                                157,507
                                            3,340         Startek, Inc.                                                      56,112
                                           12,289         TeleTech Holdings, Inc. (d)                                       158,774
                                           18,531         Tetra Tech, Inc. (d)                                              233,861
                                              700         Travelzoo, Inc. (b)(d)                                             34,804
                                            2,800         Unifirst Corp.                                                    111,720
                                            2,400         Vertrue, Inc. (b)(d)                                               85,056
                                            1,659         Volt Information Sciences, Inc. (d)                                40,065
                                           14,918         Waste Connections, Inc. (d)                                       518,401
                                            9,825         Watson Wyatt & Co. Holdings                                       267,240
                                           14,113         Wireless Facilities, Inc. (d)                                      88,206
                                            7,400         World Fuel Services Corp.                                         233,100
                                                                                                                     --------------
                                                                                                                          9,485,499
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.4%                            13,192         Alexander & Baldwin, Inc.                                         543,510
                                            4,300         Gulfmark Offshore, Inc. (d)                                       111,413
                                            7,030         Kirby Corp. (d)                                                   295,471
                                            8,698         Overseas Shipholding Group                                        547,191
                                            1,800         Seabulk International, Inc. (d)                                    37,422
                                                                                                                     --------------
                                                                                                                          1,535,007
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                2,200         Deckers Outdoor Corp. (b)(d)                                       78,628
                                            9,966         Finish Line Class A                                               230,713
                                            6,996         K-Swiss, Inc. Class A                                             231,078
                                            1,492         Kenneth Cole Productions, Inc. Class A                             43,477
                                            2,200         Shoe Carnival, Inc.                                                38,500
                                            6,455         Skechers U.S.A., Inc. Class A (d)                                  99,923
                                            4,012         Steven Madden Ltd. (d)                                             66,960
                                           12,935         Stride Rite Corp.                                                 172,036
                                              150         Weyco Group, Inc.                                                   6,567
                                           20,508         Wolverine World Wide, Inc.                                        439,486
                                                                                                                     --------------
                                                                                                                          1,407,368
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                               34,827         AK Steel Holding Corp. (d)                                        385,186
                                           28,900         Allegheny Technologies, Inc.                                      696,779
                                            7,326         Carpenter Technology                                              435,238
                                            7,834         Gibraltar Industries, Inc.                                        171,878
                                           10,400         Oregon Steel Mills, Inc. (d)                                      239,200
                                            6,050         Schnitzer Steel Industries, Inc. Class A                          204,067
                                           10,897         Steel Dynamics, Inc.                                              375,402
                                            4,400         Steel Technologies, Inc.                                          105,556
                                            1,100         Wheeling-Pittsburgh Corp. (d)                                      34,155
                                                                                                                     --------------
                                                                                                                          2,647,461
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                     9,918         Wellman, Inc.                                                     143,414
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.5%         3,800         Applied Signal Technology, Inc.                                    87,020
                                           25,400         Arris Group, Inc. (d)                                             175,514
                                            6,985         Audiovox Corp. Class A (d)                                         88,989
                                           16,061         Belden CDT, Inc.                                                  356,715
                                           14,834         C-COR, Inc. (d)                                                    90,191
                                            1,200         INTAC International (d)                                            15,300
                                           17,100         Interdigital Communications Corp. (d)                             261,972
                                            5,700         Mastec, Inc. (d)                                                   46,797
                                           31,877         Powerwave Technologies, Inc. (d)                                  246,728
                                           16,600         SBA Communications Corp. Class A (d)                              152,056
                                            6,380         Spectralink Corp.                                                  90,086
                                           13,700         Symmetricom, Inc. (d)                                             151,933
                                           21,476         Terayon Corp. (d)                                                  66,146
                                                                                                                     --------------
                                                                                                                          1,829,447
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                     7,200         DHB Industries, Inc. (d)                                   $       63,360
                                           14,221         Interface, Inc. Class A (d)                                        96,987
                                                                                                                     --------------
                                                                                                                            160,347
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%       2,300         Carter's, Inc. (d)                                                 91,425
                                            2,200         Cherokee, Inc.                                                     73,656
                                            3,585         Guess ?, Inc. (d)                                                  49,115
                                            4,200         Hartmarx Corp. (d)                                                 40,068
                                            8,482         Kellwood Co.                                                      244,197
                                            3,702         Oshkosh B'Gosh, Inc. Class A                                      112,911
                                            4,942         Oxford Industries, Inc.                                           180,828
                                            2,900         Perry Ellis International, Inc. (d)                                65,076
                                            7,854         Phillips-Van Heusen                                               209,231
                                           18,250         Quiksilver, Inc. (d)                                              529,798
                                           10,817         Russell Corp.                                                     195,571
                                           12,800         The Warnaco Group, Inc. (d)                                       307,712
                                                                                                                     --------------
                                                                                                                          2,099,588
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.3%                       3,474         Bandag, Inc.                                                      163,209
                                           19,700         Cooper Tire & Rubber Co.                                          361,692
                                           50,100         The Goodyear Tire & Rubber Co. (b)(d)                             668,835
                                                                                                                     --------------
                                                                                                                          1,193,736
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                             14,955         DIMON, Inc.                                                        93,469
                                            5,820         Schweitzer-Mauduit International, Inc.                            195,261
                                            3,100         Standard Commercial Corp.                                          57,660
                                           11,800         Star Scientific, Inc. (b)(d)                                       62,422
                                            7,856         Universal Corp.                                                   359,569
                                            9,894         Vector Group Ltd.                                                 152,170
                                                                                                                     --------------
                                                                                                                            920,551
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                 7,830         Jakks Pacific, Inc. (d)                                           168,110
                                            7,300         Leapfrog Enterprises, Inc. (b)(d)                                  82,855
                                                                                                                     --------------
                                                                                                                            250,965
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.4%         2,700         HUB Group, Inc. Class A (d)                                       169,209
                                           30,800         Laidlaw International, Inc. (d)                                   640,640
                                           10,400         Pacer International, Inc. (d)                                     248,456
                                            2,900         Quixote Corp.                                                      62,843
                                            6,081         SCS Transportation, Inc. (d)                                      113,046
                                            1,900         U.S. Xpress Enterprises, Inc. Class A (d)                          31,065
                                            1,700         Universal Truckload Services, Inc. (d)                             35,870
                                                                                                                     --------------
                                                                                                                          1,301,129
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 1.0%                             6,041         Arkansas Best Corp.                                               228,228
                                            6,200         Central Freight Lines, Inc. (d)                                    22,072
                                            2,900         Covenant Transport, Inc. Class A (d)                               51,040
                                            6,288         Forward Air Corp.                                                 267,743
                                           15,880         Heartland Express, Inc.                                           304,102
                                           11,175         Knight Transportation, Inc.                                       275,687
                                           19,816         Landstar System, Inc. (d)                                         648,974
                                            1,300         Marten Transport Ltd. (d)                                          27,729
                                            5,050         Old Dominion Freight Line (d)                                     157,308
                                            7,800         Overnite Corp.                                                    249,522
                                            1,200         PAM Transportation Services (d)                                    20,640
                                            2,200         Quality Distribution, Inc. (d)                                     23,870
                                           14,000         Swift Transportation Co., Inc. (d)                                309,960
                                            8,641         USF Corp.                                                         417,015
                                           14,200         Werner Enterprises, Inc.                                          275,906
                                                                                                                     --------------
                                                                                                                          3,279,796
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%         18,700         Mediacom Communications Corp. Class A (d)                         122,298
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%               16,275         Avista Corp.                                                      284,813
                                            9,800         Black Hills Corp.                                                 324,086
                                            5,089         CH Energy Group, Inc.                                             232,567
                                           62,400         CMS Energy Corp. (d)                                              813,696
                                            3,903         Central Vermont Public Service Corp.                               87,739

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           15,367         Cleco Corp.                                                $      327,317
                                           23,000         Duquesne Light Holdings, Inc.                                     412,160
                                           14,808         El Paso Electric Co. (d)                                          281,352
                                            9,668         The Empire District Electric Co.                                  224,878
                                           12,800         Idacorp, Inc.                                                     363,136
                                            5,645         MGE Energy, Inc.                                                  187,132
                                            8,486         Otter Tail Corp.                                                  212,489
                                           19,878         PNM Resources, Inc.                                               530,345
                                           36,477         Sierra Pacific Resources (b)(d)                                   392,128
                                            4,600         UIL Holdings Corp.                                                232,990
                                           10,483         Unisource Energy Corp.                                            324,659
                                                                                                                     --------------
                                                                                                                          5,231,487
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.8%         64,800         Aquila, Inc. (d)                                                  248,184
                                           19,338         Atmos Energy Corp.                                                522,126
                                            5,322         Cascade Natural Gas Corp.                                         106,227
                                           11,900         Energen Corp.                                                     792,540
                                            3,400         EnergySouth, Inc.                                                  97,359
                                            6,348         The Laclede Group, Inc.                                           185,362
                                            9,374         New Jersey Resources Corp.                                        408,050
                                           13,400         Nicor, Inc.                                                       497,006
                                            9,499         Northwest Natural Gas Co.                                         343,579
                                           11,400         Peoples Energy Corp.                                              477,888
                                           24,000         Piedmont Natural Gas Co.                                          552,960
                                            4,666         South Jersey Industries, Inc.                                     263,162
                                           20,582         Southern Union Co. (d)                                            516,814
                                           10,590         Southwest Gas Corp.                                               255,854
                                           11,224         Southwestern Energy Co. (d)                                       637,074
                                           14,900         WGL Holdings, Inc.                                                461,304
                                                                                                                     --------------
                                                                                                                          6,365,489
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%             5,631         Transmontaigne, Inc. (d)                                           45,048
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.0%       31,019         Alamosa Holdings, Inc. (d)                                        361,991
                                              400         Alaska Communications Systems Group, Inc.                           4,020
                                            8,621         Boston Communications Group (d)                                    61,382
                                            5,755         CT Communications, Inc.                                            60,600
                                            1,626         Centennial Communications Corp. (d)                                17,642
                                           74,800         Cincinnati Bell, Inc. (d)                                         317,900
                                            6,733         Commonwealth Telephone Enterprises, Inc. (d)                      317,394
                                            3,800         D&E Communications, Inc.                                           34,694
                                           30,700         Dobson Communications Corp. Class A (d)                            61,400
                                            8,000         FairPoint Communications, Inc.                                    119,760
                                           15,039         General Communication Class A (d)                                 137,306
                                            4,292         Golden Telecom, Inc. (a)                                          109,875
                                              900         ITC Deltacom, Inc. (d)                                                711
                                            5,700         Intrado, Inc. (d)                                                  70,110
                                            6,200         Iowa Telecommunications Services, Inc.                            120,900
                                            4,421         North Pittsburgh Systems, Inc.                                     87,381
                                           17,500         Premiere Global Services, Inc. (d)                                198,100
                                           14,389         Price Communications Corp. (d)                                    251,808
                                           26,300         Primus Telecommunications GP (d)                                   41,291
                                            1,300         Shenandoah Telecom Co.                                             40,300
                                            4,500         SureWest Communications                                           103,770
                                            5,600         Syniverse Holdings, Inc. (d)                                       77,280
                                           11,433         Talk America Holdings, Inc. (d)                                    73,743
                                           17,500         Time Warner Telecom, Inc. Class A (d)                              69,475
                                            8,200         Triton PCS Holdings, Inc. Class A (d)                              18,204
                                            7,520         USA Mobility, Inc. (d)                                            243,648
                                           23,800         Ubiquitel, Inc. (d)                                               159,460
                                            9,300         Valor Communications Group, Inc.                                  134,571
                                                                                                                     --------------
                                                                                                                          3,294,716
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held         Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water & Sewer - 0.2%             4,985         American States Water Co.                                  $      126,120
                                            5,196         California Water Service Group                                    173,391
                                            2,489         Connecticut Water Service, Inc.                                    62,076
                                            3,282         Middlesex Water Co.                                                59,568
                                            1,974         SJW Corp.                                                          69,347
                                            8,532         Southwest Water Co.                                                88,989
                                                                                                                     --------------
                                                                                                                            579,491
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%      4,850         Central European Distribution Corp. (b)(d)                        161,457
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                          6,300         Brightpoint, Inc. (d)                                             117,999
                                            3,200         LKQ Corp. (d)                                                      64,224
                                           11,269         United Stationers, Inc. (d)                                       509,922
                                                                                                                     --------------
                                                                                                                            692,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Common Stocks
                                                          (Cost - $274,337,133) - 97.5%                                 336,409,273
===================================================================================================================================

                                                          Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%      3,600         Gladstone Capital Corp.                                            76,392
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Mutual Funds (Cost - $74,033) - 0.0%          76,392
===================================================================================================================================

                                       Beneficial
                                         Interest         Other Interests (c)
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%           $       500         PetroCorp Inc. (Escrow Shares)                                          0
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Other Interests (Cost - $0) - 0.0%                 0
===================================================================================================================================

                                                          Short-Term Securities
===================================================================================================================================
                                      $11,249,993         Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                          Series I (f)                                                   11,249,993
                                       11,852,338         Merrill Lynch Liquidity Series, LLC Money Market
                                                          Series (e)(f)                                                  11,852,338
===================================================================================================================================
                                                          Total Investments in Short-Term Securities
                                                          (Cost - $23,102,331) - 6.7%                                    23,102,331
===================================================================================================================================
                                                          Total Investments (Cost - $297,513,497**) - 104.2%            359,587,996

                                                          Liabilities in Excess of Other Assets - (4.2%)                (14,430,604)
                                                                                                                     --------------
                                                          Net Assets - 100.0%                                        $  345,157,392
                                                                                                                     ==============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 301,149,535
                                                                  =============
      Gross unrealized appreciation                               $  90,597,818
      Gross unrealized depreciation                                 (32,159,357)
                                                                  -------------
      Net unrealized appreciation                                 $  58,438,461
                                                                  =============

(a)   Depositary Receipts.
(b)   Security, or a portion of security, is on loan.
(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d)   Non-income producing security.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------------------
                                                                          Net   Interest
      Affiliate                                                      Activity    Income
      ----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $ 2,260,403   $ 73,812
      Merrill Lynch Liquidity Series, LLC Money Market Series     $   199,950   $ 53,925
      ----------------------------------------------------------------------------------

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                            Expiration      Face      Unrealized
      Contracts            Issue              Date         Value    Depreciation
      --------------------------------------------------------------------------
         28          Russell 2000 Index    June 2005    $8,751,256   $ (100,656)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 23, 2005